UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3112

Smith Barney Municipal Money Market Fund, Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
C/o Citigroup Asset Management
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31
Date of reporting period: September 30, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

EXPERIENCE

Smith Barney Municipal
Money Market Fund, Inc.

S E M I - A N N U A L

        R E P O R T

SEPTEMBER 30, 2005

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

	Smith Barney Municipal Money Market Fund, Inc.

Semi-Annual Report • September 30, 2005

What’s Inside
	Letter from the Chairman	1
	Fund at a Glance	4
	Fund Expenses	5
	Schedule of Investments	7
	Statement of Assets and Liabilities	44
	Statement of Operations	45
	Statements of Changes in Net Assets	46
	Financial Highlights	47
	Notes to Financial Statements	48
Fund objective The Fund seeks to provide income exempt from regular federal income tax from a portfolio of high quality, short-term municipal obligations selected for liquidity and stability of principal.	Board Approval of Management Agreement	55

Letter from the Chairman

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

There was no shortage of potential threats to the U.S. economy during the reporting period. These included record high oil prices, rising short-term interest rates, the devastation inflicted by Hurricanes Katrina and Rita, geopolitical issues, and falling consumer confidence. However, the economy proved to be surprisingly resilient. First quarter 2005 gross domestic product (“GDP”)[i] growth was 3.8% and second quarter GDP growth was 3.3%, another solid advance. This marked nine consecutive quarters in which GDP grew 3.0% or more.

The Federal Reserve Board (“Fed”)ii continued to raise interest rates in an attempt to ward off inflation. After raising rates seven times from June 2004 through March 2005, the Fed increased its target for the federal funds rateiii in 0.25% increments four additional times over the period. All told, the Fed’s 11 rate hikes have brought the target for the federal funds rate from 1.00% to 3.75%. This also represents the longest sustained Fed tightening cycle since 1977-1979. Following the end of the Fund’s reporting period, at its November meeting, the Fed once again raised the target rate by 0.25% to 4.00%.

During much of the reporting period, the fixed-income market confounded investors as short term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, declined. When the period began, the federal funds target rate was 2.75% and the yield on the 10-year Treasury was 4.13%. When the reporting period ended, the federal funds rate rose to 3.75%. Due to a spike in September, the 10-year yield was 4.29% at that time, slightly higher than when the period began, but still lower than its yield of 4.62% when the Fed began its tightening cycle on June 30, 2004. This trend also occurred in the municipal bond market.

Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report	1

Performance Review

As of September 30, 2005, the seven-day current yield for Class A shares of the Smith Barney Municipal Money Market Fund was 2.11% and its seven-day effective yield, which reflects compounding, was 2.13%.[1]

Fund Performance as of September 30, 2005 (unaudited)
Seven-day current yield[1]	2.11%
Seven-day effective yield[1]	2.13%
The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Special Shareholder Notice

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, Smith Barney Fund Management LLC (the “Manager”), currently an indirect wholly-owned subsidiary of Citigroup, would become an indirect wholly-owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore the Fund’s Board has approved a new investment management contract between the Fund and the Manager, to become effective

1

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

2	Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report

upon the closing of the sale to Legg Mason. The new investment management contract has been presented to shareholders for their approval.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Manager with regard to recent regulatory developments is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

November 1, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Certain investors may be subject to the federal Alternative Minimum Tax (AMT), and state and local taxes may apply. Capital gains, if any, are fully taxable. An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report	3

Fund at a Glance (unaudited)

As a Percent of Total Investments

General Obligations

Hospitals

Education

Transportation

Utilities

Finance

Water & Sewer

Industrial Development

Housing: Multi-Family

Other

18.7%

15.4%

13.0%

8.5%

7.4%

6.3%

5.6%

4.6%

4.3%

16.2%

0.0%

5.0%

10.0%

15.0%

20.0%

September 30, 2005

4	Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2005 and held for the six months ended September 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)
	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class A	0.96%	$1,000.00	$1,009.60	0.57%	$2.87

(1)	For the six months ended September 30, 2005.
(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements the total return would have been lower.

(3)

Expenses are equal to Class A shares’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report	5

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class A	5.00%	$1,000.00	$1,022.21	0.57%	$2.89

(1)	For the six months ended September 30, 2005.
(2)

Expenses are equal to Class A shares’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6	Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited)
SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.
Face Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 101.4%
Alabama — 1.2%
$1,920,000	F-1+(a)	Auburn, AL, IDB, Donaldson Co. Project, LOC-Bank of America,
		2.850%, 10/6/05 (b)(c)	$1,920,000
3,000,000	A-1+	Birmingham, AL, Airport Authority, Series SGA 47, PART, MBIA-Insured,
		LIQ-Societe Generale, 2.810%, 10/5/05 (c)	3,000,000
10,000,000	VMIG1(d)	Birmingham, AL, GO, Medical Clinic Board, University of Alabama Health
		Services Foundation, LOC-Suntrust Bank, 2.750%, 10/5/05 (c)	10,000,000
2,700,000	A-1+	Birmingham, AL, GO, Series A, AMBAC-Insured, LIQ-Societe Generale,
		2.760%, 10/5/05 (c)	2,700,000
3,000,000	VMIG1(d)	Decatur, AL, IDB, Solid Waste Disposal Revenue, Amoco Chemical Co.
		Project, 2.930%, 10/3/05 (b)(c)	3,000,000
6,000,000	A-1+	Decatur, AL, IDR, NEO Industries Project, Series 1998, LOC-Harris Bank,
		2.880%, 10/6/05 (b)(c)	6,000,000
7,000,000	A-1+	Huntsville Carlton Cove, AL, Carlton Cove Inc. Project, Series D,
		LOC-BNP Paribas SA, 2.750%, 10/6/05 (c)	7,000,000
6,625,000	A-1	Huntsville-Redstone Village, Special Care, Series D, LOC-LaSalle Bank,
		2.760%, 10/6/05 (c)	6,625,000
		Jefferson County, AL, Sewer Revenue:
21,225,000	A-1+	Capital Improvement Warrants, Series A, FGIC-Insured, SPA-JPMorgan
		Chase, 2.760%, 10/6/05 (c)	21,225,000
7,600,000	A-1+	Series C-2, XLCA-Insured, SPA-JPMorgan Chase,
		2.820%, 10/6/05 (c)	7,600,000
10,000,000	A-1+	Stevenson, AL, IDB, Mead Corp. Project, Series A, LOC-JPMorgan Chase,
		2.830%, 10/5/05 (b)(c)	10,000,000
		Total Alabama	79,070,000
Alaska — 0.4%
9,540,000	A-1+	Alaska State Housing Finance Corp., Series 1999-BB, LIQ-Bank of America,
		2.900%, 10/6/05 (b)(c)	9,540,000
		Valdez, AK, Marine Terminal, BP Pipelines Inc. Project:
15,800,000	A-1+	Series B, 2.830%, 10/3/05 (c)	15,800,000
2,300,000	A-1+	Series C, 2.830%, 10/3/05 (c)	2,300,000
		Total Alaska	27,640,000
Arizona — 0.7%
20,300,000	A-1	Apache County, AZ, IDR, PCR, Tucson Electric Power Co., Series 83A,
		LOC-Credit Suisse First Boston, 2.750%, 10/5/05 (c)	20,300,000
1,450,000	A-1+	Arizona Health Facilities Authority, Hospital Systems Revenue,
		Northern Arizona Healthcare, Series B, MBIA-Insured, LIQ-JPMorgan Chase,
		2.750%, 10/6/05 (c)	1,450,000
		Phoenix, AZ, IDA:
6,000,000	VMIG1(d)	Desert Botanical Garden Project, LOC-Bank One Arizona,
		2.780%, 10/5/05 (c)	6,000,000
1,400,000	A-1+	Valley of the Sun YMCA Project, LOC-Bank of America,
		2.800%, 10/3/05 (c)	1,400,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report	7

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Arizona — 0.7% (continued)
$14,200,000	F-1+(a)	Tempe, AZ, IDA, Senior Living Revenue, Friendship Village Project,
		Series C, LOC-LaSalle Bank, 2.750%, 10/6/05 (c)	$14,200,000
		Total Arizona	43,350,000
California — 0.0%
800,000	A-1+	California State Economic Recovery Bonds, Series C-04, SPA-JPMorgan
		Chase, 2.760%, 10/3/05 (c)	800,000
Colorado — 1.7%
8,990,000	A-1	Adams County, CO, School District, GO, MSTC, Series 2002-9050,
		Class A, PART, FSA-Insured, LIQ-Bear Stearns, 2.810%, 10/5/05 (c)(e)	8,990,000
4,000,000	A-1+	Arvada, CO, Water Authority, FSA-Insured, LIQ-Dexia Credit Local,
		2.700%, 10/3/05 (c)	4,000,000
3,700,000	A-1+	Colorado HFA, MFH, Series B-3, Class 1, FHLB-Insured, SPA-FHLB,
		2.800%, 10/5/05 (b)(c)	3,700,000
3,150,000	A-1+	Colorado Springs, CO, The Colorado College, 2.750%, 10/6/05 (c)	3,150,000
21,000,000	A-1+	Colorado Springs, CO, Utilities Revenue, Refunding, Subordinated
		Lien, Series A, SPA-Dexia Credit Local, 2.730%, 10/6/05 (c)	21,000,000
11,590,000	A-1+	E-470 Public Highway Authority, Vehicle Registration Fee,
		MBIA-Insured, LIQ-Dexia Credit Local, 2.770%, 10/5/05 (c)	11,590,000
		Regional Transportation District, CO, COP, Series 2001-A, TECP,
		LOC-Westdeutsche Landesbank:
20,000,000	A-1+	2.520% due 10/6/05	20,000,000
24,500,000	A-1+	2.600% due 11/2/05	24,500,000
10,000,000	A-1+	2.650% due 11/4/05	10,000,000
		Total Colorado	106,930,000
Delaware — 0.8%
		Delaware State EDA:
32,400,000	A-1	Hospital Billing Collection, Series A, AMBAC-Insured,
		SPA-Morgan Stanley, 2.750%, 10/5/05 (c)	32,400,000
1,400,000	A-1+	St. Andrews School Project, SPA-Bank of America,
		2.750%, 10/6/05 (c)	1,400,000
7,000,000	NR	Sussex County, DE, Perdue Farms Inc. Project, LOC-Rabobank
		Nederland, 2.850%, 10/6/05 (b)(c)	7,000,000
12,100,000	A-1+	University of Delaware, Series A, LIQ-Bank of America,
		2.760%, 10/5/05 (c)	12,100,000
		Total Delaware	52,900,000
District of Columbia — 2.0%
		District of Columbia Revenue:
13,000,000	VMIG1(d)	American College of Cardiology, LOC-Suntrust Bank,
		2.750%, 10/5/05 (c)	13,000,000
3,200,000	A-1	American Red Cross, TECP, LOC-JPMorgan Chase,
		2.500% due 10/6/05	3,200,000
4,900,000	A-1	American University, SPA-Suntrust Bank, 2.750%, 10/5/05 (c)	4,900,000
35,810,000	A-1+	GO, Series C, FGIC-Insured, SPA-FGIC, 2.770%, 10/5/05 (c)	35,810,000
8,000,000	VMIG1(d)	Hospital for Sick Children, LOC-Suntrust Bank, 2.750%, 10/5/05 (c)	8,000,000

See Notes to Financial Statements.

8	Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

District of Columbia — 2.0% (continued)
$2,650,000	A-1+	JFK Center Performing, AMBAC-Insured, SPA-Dexia Credit Local,
		2.750%, 10/5/05 (c)	$2,650,000
13,570,000	MIG1(d)	National Public Radio Inc., LOC-Suntrust Bank,
		2.750%, 10/5/05 (c)	13,570,000
25,000,000	VMIG1(d)	Sidwell Friends School, LOC-Suntrust Bank, 2.750%, 10/5/05 (c)	25,000,000
2,500,000	A-1+	Smithsonian, Series B, SPA-Bank of America, 2.750%, 10/6/05 (c)	2,500,000
11,000,000	VMIG1(d)	St.Patrick’s Episcopal, LOC-Suntrust Bank, 2.750%, 10/5/05 (c)	11,000,000
2,910,000	A-1+	Trinity College Issue, LOC-Wachovia Bank, 2.750%, 10/6/05 (c)	2,910,000
4,400,000	A-1+	Metropolitan Washington DC Airport Authority, Series C,
		FSA-Insured, SPA-Dexia Credit Local, 2.830%, 10/5/05 (b)(c)	4,400,000
		Total District of Columbia	126,940,000
Florida — 6.1%
1,000,000	VMIG1(d)	Broward County, FL, HFA, MFH, Sawgrass Pines Apartments Project,
		Series A, LOC-Bank of America, 2.810%, 10/6/05 (b)(c)	1,000,000
1,270,000	A-1	Broward County, FL, School Board COP, MSTC, Series 9033,
		PART, FSA-Insured, LIQ-Bear Stearns, 2.800%, 10/5/05 (c)(e)	1,270,000
5,405,000	VMIG1(d)	Clay County, FL, HFA, MFH, Nassau Club Apartments, LOC-Key Bank,
		2.840%, 10/5/05 (b)(c)	5,405,000
2,250,000	A-1+	Dade County, FL, IDA Revenue, Dolphins Stadium Project, Series C,
		LOC-Societe Generale, 2.750%, 10/5/05 (c)	2,250,000
4,500,000	A-1+	Duval County, FL, HFA, MFH, Glades Apartments, FNMA-COL,
		LIQ-FHLMC, 2.750%, 10/6/05 (c)	4,500,000
13,705,000	A-1+	Duval County, FL, MFH, Lighthouse Bay Apartments, LIQ-FHLMC,
		2.750%, 10/6/05 (c)	13,705,000
		Florida Local Government Finance Commission TECP,
		LOC-Wachovia Bank:
16,562,000	A-1	2.500% due 10/12/05	16,562,000
294,000	A-1	2.750% due 10/12/05	294,000
12,526,500	A-1	2.580% due 11/7/05	12,526,500
11,929,000	A-1	2.620% due 11/9/05	11,929,000
12,298,000	A-1	2.620% due 11/10/05	12,298,000
4,510,000	A-1	2.700% due 12/1/05	4,510,000
10,000,000	A-1	2.650% due 12/2/05	10,000,000
29,170,000	A-1	2.680% due 12/7/05	29,170,000
22,975,000	A-1	2.700% due 12/13/05	22,975,000
20,000,000	A-1	Florida State Municipal Power Agency, TECP, LOC-Wachovia Bank,
		2.650% due 11/14/05	20,000,000
		Highlands County, FL, Health Facilities Authority, Adventist Health
		System:
		Series A:
26,500,000	A-1+	FGIC-Insured, SPA-Bank of America, 2.750%, 10/6/05 (c)	26,500,000
		LOC-Suntrust Bank:
13,750,000	A-1+	2.750%, 10/6/05 (c)	13,750,000
7,000,000	A-1+	2.780%, 10/6/05 (c)	7,000,000
6,700,000	A-1+	Series AR-2, FGIC-Insured, SPA-Bank of Nova Scotia,
		2.750%, 10/6/05 (c)	6,700,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report	9

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Florida — 6.1% (continued)
		Hillsborough County, FL:
$2,840,000	A-1+	Petroleum Packers Project, LOC-Bank of America,
		2.820%, 10/5/05 (b)(c)	$2,840,000
11,930,000	A-1	School District Sales Tax Revenue, MSTC, Series 9032, PART,
		AMBAC-Insured, LIQ-Bear Stearns, 2.800%, 10/5/05 (c)(e)	11,930,000
15,500,000	A-1+	Jacksonville, FL, Commercial Paper Notes, Series A, FGIC-Insured,
		TECP, LOC-Landesbank Baden, 2.450% due 10/11/05	15,500,000
20,000,000	A-1	Jacksonville, FL, Electric Authority, Series 200F, TECP, SPA-Landesbank
		Hessen, 2.500% due 11/8/05	20,000,000
9,350,000	VMIG1(d)	Jacksonville, FL, Sales Tax Munitop, Series 2003-6, PART, MBIA-Insured,
		SPA-ABN AMRO, 2.760%, 10/5/05 (c)	9,350,000
2,250,000	NR	Manatee County, FL, IDR, Avon Cabinet Corp., LOC-Bank of America,
		2.850%, 10/6/05 (b)(c)	2,250,000
1,235,000	A-1+	Miami-Dade County, FL, EFA Revenue, Florida International University
		Foundation Project, LOC-Suntrust Bank, 2.800%, 10/5/05 (c)	1,235,000
5,410,000	NR	Miami-Dade County, FL, IDA Revenue, Carrollton School Project,
		LOC-Suntrust Bank, 2.740%, 10/5/05 (c)	5,410,000
5,000,000	A-1+	Miami Dade, FL, Airis Miami LLC Project, Series A, AMBAC-Insured,
		LIQ-Bayerische Landesbank, 2.830%, 10/6/05 (b)(c)	5,000,000
		Miami Dade, FL, HFA:
6,425,000	NR	IDR, Lawson Industries Inc. Project, Series 1999, LOC-Bank of
		America, 2.850%, 10/6/05 (b)(c)	6,425,000
1,600,000	F-1+(a)	Ward Towers Assisted Living, Series B, 2.800%, 10/6/05 (b)(c)	1,600,000
		Orange County, FL:
23,000,000	A-1+	HFA, Adventist Sunbelt Health System, LOC-Suntrust Bank,
		2.750%, 10/6/05 (c)	23,000,000
2,000,000	A-1+	IDA, Blood and Tissue Services, LOC-Suntrust Bank,
		2.750%, 10/5/05 (c)	2,000,000
		Palm Beach County, FL:
13,690,000	F-1+(a)	EFA, Lynn University Project, LOC-Bank of America,
		2.750%, 10/6/05 (c)	13,690,000
400,000	VMIG1(d)	HFA, Health Facility Revenue, Bethesda Healthcare System
		Project, LOC-Suntrust Bank, 2.820%, 10/3/05 (c)	400,000
2,000,000	A-1+	School Board COP, Series B, SPA-Dexia Credit Local,
		2.750%, 10/6/05 (c)	2,000,000
105,000	F-1+(a)	St. Andrews School of Boca Raton, 2.750%, 10/6/05 (c)	105,000
38,870,000	A-1+	Pasco County, FL, School Board COP, AMBAC-Insured,
		SPA-Landesbank Hessen, 2.750%, 10/6/05 (c)	38,870,000
100,000	A-1+	St. Johns County, FL, HFA, Remington, FNMA-COL,
		2.750%, 10/5/05 (c)	100,000
3,500,000	Aa2(d)	Tallahassee County, FL, Leon Civic Center, Series B, LOC-Suntrust
		Bank, 2.800%, 10/5/05 (c)	3,500,000
6,000,000	A-1+	West Orange, FL, Healthcare District, Series B, LOC-Suntrust Bank,
		2.780%, 10/6/05 (c)	6,000,000
		Total Florida	393,549,500

See Notes to Financial Statements.

10	Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Georgia — 7.0%
		Atlanta, GA, Airport Authority:
$8,000,000	VMIG1(d)	MERLOT, Series CCC, PART, LIQ-Wachovia Bank, 2.820%, 10/5/05 (c)	$8,000,000
9,995,000	A-1	MSTC, Series 2001-137, Class A, PART, FGIC-Insured, LIQ-Bear
		Stearns, 2.830%, 10/5/05 (b)(c)(e)	9,995,000
17,615,000	A-1+	Atlanta, GA, Airport General Revenue, TECP, Series 2005-B2,
		LOCs-Bayerische Landesbank, Credit Agricole, Landesbank Baden,
		& Wachovia Bank, 2.530% due 10/7/05	17,615,000
		Atlanta, GA, Airport Revenue, Refunding-General Series:
1,740,000	A-1+	RF-B-3, MBIA-Insured, SPA-Landesbank Baden, 2.750%, 10/6/05 (c)	1,740,000
4,790,000	A-1+	RF-C-3, MBIA-Insured, SPA-Westdeutsche Landesbank, 2.750%, 10/6/05 (c)	4,790,000
8,100,000	Aa2(d)	Bibb County, GA, Baptist Village Project, LOC-Suntrust Bank,
		2.750%, 10/5/05 (c)	8,100,000
9,500,000	A-1+	Burke County, GA, PCR, Oglethorpe Power Corp., Series A,
		FGIC-Insured, SPA-Dexia Credit Local, 2.760%, 10/5/05 (c)	9,500,000
2,900,000	Aa2(d)	Carrollton, GA, IDR, Holox Limited Project, LOC-Wachovia Bank,
		2.850%, 10/6/05 (b)(c)	2,900,000
16,275,000	Aa1(d)	Clayton County, GA, Hospital Authority Revenue, Southern Regional
		Medical Center Project, Series B, LOC-Suntrust Bank, 2.800%,
		10/5/05 (c)	16,275,000
		Cobb County, GA:
7,000,000	VMIG1(d)	Boy Scouts of America Atlanta Project, LOC-Suntrust Bank,
		2.800%, 10/5/05 (c)	7,000,000
900,000	Aa2(d)	IDR, RLR Industries Inc. Project, LOC-Wachovia Bank,
		2.850%, 10/6/05 (b)(c)	900,000
		De Kalb County, GA:
2,025,000	VMIG1(d)	Development Authority Revenue, Woodruff Arts, LIQ-Bank of
		America, 2.750%, 10/6/05 (c)	2,025,000
		HFA:
6,340,000	A-1+	Clairmont Crest Project, FNMA-COL, 2.780%, 10/5/05 (c)	6,340,000
11,000,000	VMIG1(d)	Dekalb Medical Center Inc. Project, LOC-Suntrust Bank,
		2.750%, 10/5/05 (c)	11,000,000
		Forsythe County, GA:
14,720,000	VMIG1(d)	Development Authority Revenue, Atlanta YMCA Project,
		LOC-Suntrust Bank, 2.750%,10/5/05 (c)	14,720,000
1,300,000	A1(d)	Development Authority, IDR, American BOA Inc. Project,
		LOC-Dresdner Bank, 2.800%, 10/5/05 (b)(c)	1,300,000
		Fulton County, GA, Development Authority:
6,835,000	VMIG1(d)	Atlanta YMCA Project, LOC-Suntrust Bank, 2.750%, 10/6/05 (c)	6,835,000
15,000,000	Aa2(d)	Catholic School Properties Inc., LOC-Wachovia Bank, 2.750%, 10/6/05 (c)	15,000,000
1,300,000	Aa2(d)	DFA, Spellman College Project, LOC-Suntrust Bank, 2.750%, 10/5/05 (c)	1,300,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report	11

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Georgia — 7.0% (continued)
$3,880,000	Aa2(d)	Holy Innocents School Project, LOC-Suntrust Bank, 2.800%, 10/5/05 (c)	$3,880,000
1,700,000	Aa2(d)	IDA, Charles Mackarvich Project, LOC-Wachovia Bank,
		2.850%, 10/6/05 (b)(c)	1,700,000
1,800,000	Aa2(d)	Lovett School Project, LOC-Suntrust Bank, 2.800%, 10/5/05 (c)	1,800,000
7,200,000	A-1+	Residential Care Facilities, Lenbrook Square Foundation,
		LOC-Bank of Scotland, 2.850%, 10/3/05 (c)	7,200,000
		Robert W. Woodruff Arts Center Project:
5,015,000	VMIG1(d)	Series A, LIQ-Wachovia Bank, 2.750%, 10/5/05 (c)	5,015,000
35,300,000	VMIG1(d)	Series B, LIQ-Suntrust Bank, 2.750%, 10/5/05 (c)	35,300,000
900,000	A-1+	Sheltering Arms Project, LOC-Bank of America, 2.750%, 10/6/05 (c)	900,000
12,000,000	VMIG1(d)	Shepherd Center Inc. Project, LOC-Suntrust Bank, 2.750%, 10/5/05 (c)	12,000,000
5,800,000	VMIG1(d)	Spellman College Project, LOC-Suntrust Bank, 2.750%, 10/5/05 (c)	5,800,000
4,600,000	VMIG1(d)	Trinity School Inc. Project, LOC-Suntrust Bank, 2.750%, 10/5/05 (c)	4,600,000
6,150,000	Aa2(d)	Gainesville, GA, Redevelopment Authority, EDA, Riverside Military
		Project, LOC-Wachovia Bank, 2.750%, 10/6/05 (c)	6,150,000
1,000,000	A-1+	Georgia Municipal Gas Authority Agency Project, Series A,
		LOCs-Bayerische Landesbank, JPMorgan Chase, Landesbank
		Hessen, & Wachovia Bank, 2.780%, 10/5/05 (c)	1,000,000
4,195,000	A-1+	Georgia State HFA, Series 299, LIQ-Landesbank Hessen,
		2.830%, 10/6/05 (c)	4,195,000
2,200,000	NR	Georgia State Port Authority Colonels Island Terminal Project,
		LOC-Wachovia Bank, 2.850%, 10/6/05 (b)(c)	2,200,000
		Gwinnett County, GA, Development Authority, Wesleyan School Inc.
		Project, LOC-Suntrust Bank:
12,000,000	Aa2(d)	2.750%, 10/5/05 (c)	12,000,000
11,700,000	VMIG1(d)	2.750%, 10/5/05 (c)	11,700,000
14,500,000	VMIG1(d)	2.800%, 10/5/05 (c)	14,500,000
		Gwinnett County, GA, Hospital Authority Revenue, Gwinnett Hospital
		System Inc. Project:
1,000,000	A-1+	FNMA-COL, 2.740%, 10/5/05 (c)	1,000,000
14,150,000	A-1+	LOC-Suntrust Bank, 2.750%, 10/5/05 (c)	14,150,000
1,500,000	Aa2(d)	Jackson County, GA, IDA, Snider Tire Inc. Project, LOC-Wachovia Bank,
		2.850%, 10/6/05 (b)(c)	1,500,000
		Macon-Bibb County, GA, Hospital Authority, Medical Center Central
		Georgia:
25,000,000	VMIG1(d)	AMBAC-Insured, SPA-Suntrust Bank, 2.740%, 10/5/05 (c)	25,000,000
		LOC-Suntrust Bank:
13,600,000	VMIG1(d)	2.750%, 10/5/05 (c)	13,600,000
1,990,000	VMIG1(d)	2.800%, 10/5/05 (c)	1,990,000
8,000,000	F-1+(a)	Medical Center Hospital Authority, GA, Revenue Spring Harbor at
		Green Island, LOC-Bank of Scotland, 2.750%, 10/6/05 (c)	8,000,000
5,000,000	A-1+	Metropolitan Atlanta Rapid Transit Authority, TECP, LOC-Dexia Credit
		Local, 2.650% due 12/8/05	5,000,000

See Notes to Financial Statements.

12	Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Georgia — 7.0% (continued)
		Monroe County, GA, Development Authority, PCR:
$1,000,000	A-1+	Oglethorpe Power Corp. Project, AMBAC-Insured, SPA-JPMorgan
		Chase, 2.820%, 10/3/05 (c)	$1,000,000
		Oglethorpe Power:
3,310,000	A-1+	Scherer A, AMBAC-Insured, LIQ-JPMorgan Chase,
		2.820%, 10/3/05 (c)	3,310,000
700,000	A-1+	Scherer B, AMBAC-Insured, LIQ-JPMorgan Chase, 2.820%, 10/3/05 (c)	700,000
4,715,000	A-1+	Municipal Electric Authority of Georgia, MSTC Series SGA-1, PART,
		MBIA-Insured, LIQ-Societe Generale, 2.810%, 10/5/05 (c)	4,715,000
30,435,000	A-1+	Private Colleges & Universities Authority, GA, Emory University,
		Series SG-146 PART, LIQ-Societe Generale, 2.790%, 10/6/05 (c)	30,435,000
17,000,000	Aa2(d)	Rabun County, GA, Development Authority MFH, Nocoochee
		School Project, LOC-Suntrust Bank, 2.750%, 10/5/05 (c)	17,000,000
22,300,000	VMIG1(d)	Richmond County Hospital Authority, University Health Services Inc.
		Project, LOC-Suntrust Bank, 2.750%, 10/5/05 (c)	22,300,000
5,500,000	A-1+	Richmond County, GA, DFA Educational Facilities, St. Mary on
		the Hill Project, LOC-Wachovia Bank, 2.750%, 10/6/05 (c)	5,500,000
8,345,000	A-1+	Roswell, GA, Housing Authority Post Canyon Project, FNMA-Insured,
		LOC-FNMA, 2.740%, 10/5/05 (c)	8,345,000
4,480,000	Aa2(d)	Screven County, GA, IDA, IDR, Sylvania Yarn Systems Inc.,
		LOC-Wachovia Bank, 2.800%, 10/5/05 (b)(c)	4,480,000
5,500,000	Aa2(d)	Smyrna, GA, Housing Authority, MFH, Walnut Grove Project,
		LOC-Wachovia Bank, 2.800%, 10/6/05 (b)(c)	5,500,000
3,000,000	Aa2(d)	Tift County, GA, IDA, IDR, Queen Carpet Corp. Project, Series A,
		LOC-Wachovia Bank, 2.850%, 10/6/05 (b)(c)	3,000,000
1,500,000	NR	Valdosta-Lowndes County, GA, IDA, IDR, South Georgia Pecan Co.
		Project, LOC-Suntrust Bank, 2.800%, 10/6/05 (b)(c)	1,500,000
		Total Georgia	453,300,000
Hawaii — 0.8%
		Hawaii State Airport System:
10,845,000	A-1	MSTC, Series 2001-119, Series A, PART, FSA-Insured, LIQ-Bear
		Stearns, 2.810%, 10/5/05 (c)(e)	10,845,000
10,225,000	A-1	Series 2001-146, Series A, FGIC-Insured, LIQ-Bear Stearns,
		2.830%, 10/5/05 (b)(c)(e)	10,225,000
33,400,000	A-1+	Honolulu, HI, City and County GO, Series 2001-C, FGIC-Insured,
		SPA-FGIC, 2.280% due 12/1/05	33,400,000
		Total Hawaii	54,470,000
Idaho — 0.5%
4,835,000	VMIG1(d)	Idaho Housing & Finance Assistance Housing Revenue, Balmoral
		Apartments II Development, LOC-U.S. Bank, 2.790%, 10/3/05 (b)(c)	4,835,000
30,000,000	SP-1+	Idaho State, TAN, 4.000% due 6/30/06	30,296,136
		Total Idaho	35,131,136

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report	13

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Illinois — 9.5%
$6,450,000	VMIG1(d)	Bloomington, IL, Normal Airport Authority, SPA-JPMorgan Chase,
		2.780%, 10/5/05 (c)	$6,450,000
		Chicago, IL GO:
7,000,000	A-1+	Neighborhoods Alive Project, Series 21-B, MBIA-Insured,
		SPA-Lloyds Bank, 2.750%, 10/6/05 (c)	7,000,000
25,000,000	A-1+	Series B, FGIC-Insured, SPA-Landesbank Baden,
		2.750%, 10/6/05 (c)	25,000,000
15,000,000	A-1+	Series SGA 99R, PART, FGIC-Insured, LIQ-Societe Generale,
		2.810%, 10/5/05 (c)	15,000,000
22,000,000	A-1+	Chicago, IL, Board of Education GO, Series E, FSA-Insured,
		SPA-Depfa Bank Europe, 2.780%, 10/6/05 (c)	22,000,000
5,090,000	A-1	Chicago, IL, GO, MSTC, Series 9012, PART, FGIC-Insured
		LIQ-Bear Stearns, 2.810%, 10/5/05 (c)(e)	5,090,000
3,100,000	A-1+	Chicago, IL, Metropolitan Water Reclamation District, Capital
		Improvement, Series E, SPA-Landesbank Hessen,
		2.750%, 10/5/05 (c)	3,100,000
3,355,000	NR	Chicago, IL, MFH, Hyde Park Redevelopment Ltd. Project,
		LOC-Harris Bank, 2.860%, 10/6/05 (b)(c)	3,355,000
		Chicago, IL, O’Hare International Airport:
1,845,000	A-1+	Series 1994, Series C, LOC-Societe Generale, 2.760%, 10/5/05 (c)	1,845,000
9,760,000	A-1+	Series 2001-158, Class A, PART AMBAC-Insured, LIQ-Bear Stearns,
		2.830%, 10/5/05 (b)(c)(e)	9,760,000
39,400,000	A-1+	Chicago, IL, Tax Increment, Senior Lien Allocation, Series A,
		LOC-Bank of New York, 2.780%, 10/5/05 (c)	39,400,000
		Chicago, IL, Water Revenue:
88,755,000	A-1+	MBIA-Insured, SPA-Dexia Credit Local, 2.750%, 10/6/05 (c)	88,755,000
46,040,000	VMIG1(d)	Munitops, Series 1998-4, PART, FGIC-Insured, SPA-ABN AMRO,
		2.760%, 10/5/05 (c)	46,040,000
4,000,000	VMIG1(d)	Cook County, IL, Catholic Theological University Project,
		LOC-Harris Bank, 2.770%, 10/6/05 (c)	4,000,000
		Cook County, IL, GO:
16,757,000	VMIG1(d)	Munitop, Series 1998-14, PART, FGIC-Insured, SPA-ABN AMRO,
		2.780%, 10/5/05 (c)	16,757,000
3,500,500	VMIG1(d)	Series 458, PART, FGIC-Insured LIQ-Morgan Stanley,
		2.780%, 10/6/05 (c)	3,500,500
		Cook County, IL, IDR:
1,875,000	A-1	Kenneth Properties Project, LOC-LaSalle Bank,
		2.820%, 10/6/05 (b)(c)	1,875,000
2,275,000	A-1	Little Lady Foods Inc. Project, LOC-LaSalle Bank,
		2.740%, 10/4/05 (b)(c)	2,275,000
7,185,000	A-1+	Crestwood, IL, Tax Increment Revenue, Cicero Redevelopment
		Project, LOC-Fifth Third Bank, 2.800%, 10/6/05 (c)	7,185,000
14,715,000	A-1+	Elgin, IL, Educational Facilities Revenue, Harvest Christian Academy,
		LOC-Fifth Third Bank, 2.750%, 10/6/05 (c)	14,715,000

See Notes to Financial Statements.

14	Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Illinois — 9.5% (continued)
		Illinois DFA:
$4,030,000	A-1+	Affordable Housing Revenue, Cinnamon Lake Towers,
		LOC-Bank One, 2.830%, 10/5/05 (b)(c)	$4,030,000
4,600,000	VMIG1(d)	Chicago Educational Television Association, Series A,
		LOC-LaSalle Bank, 2.780%, 10/5/05 (c)	4,600,000
5,000,000	A-1+	Evanston Northwestern, Series A, 2.780%, 10/6/05 (c)	5,000,000
4,500,000	A-1+	Glenwood School for Boys, LOC-Harris Bank, 2.780%, 10/5/05 (c)	4,500,000
		IDR:
3,400,000	A-1+	Delta-Unibus Corp. Project, LOC-LaSalle Bank,
		2.850%, 10/6/05 (b)(c)	3,400,000
10,000	A-1	F.C. Ltd. Partnership Project, LOC-LaSalle Bank,
		2.820%, 10/5/05 (b)(c)	10,000
4,305,000	VMIG1(d)	Francis W. Parker School Project, LOCs-Harris Bank &
		Northern Trust, 2.750%, 10/5/05 (c)	4,305,000
5,000,000	A-1	Prairie Packaging Inc. Project, LOC-LaSalle Bank,
		2.820%, 10/6/05 (b)(c)	5,000,000
2,685,000	A-1	Profile Packaging Inc. Project, LOC-LaSalle Bank,
		2.820%, 10/6/05 (b)(c)	2,685,000
3,615,000	A-1	Six West Hubbard Street, LOC-LaSalle Bank,
		2.700%, 10/3/05 (b)(c)	3,615,000
2,550,000	A-1	Universal Press Inc. Project, Series A, LOC-LaSalle Bank,
		2.820%, 10/6/05 (b)(c)	2,550,000
3,900,000	VMIG1(d)	Jewish Federation of Metropolitan Chicago Projects,
		AMBAC-Insured, SPA-JPMorgan Chase, 2.810%, 10/3/05 (c)	3,900,000
4,500,000	A-1	Oak Park Residence Corp. Project, LOC-ABN AMRO,
		2.760%, 10/6/05 (c)	4,500,000
		Illinois EFA:
18,000,000	A-1+	University of Chicago TECP, 2.580% due 10/25/05	18,000,000
4,600,000	A-1	Xavier University Project, Series A, LOC-LaSalle Bank,
		2.760%, 10/6/05 (c)	4,600,000
		Illinois Finance Authority:
12,500,000	F-1+(a)	Friendship Village Schaumburg, Series C, LOC-LaSalle Bank,
		2.750%, 10/6/05 (c)	12,500,000
5,000,000	A-1+	Illinois College, LOC-U.S. Bank, 2.770%, 10/6/05 (c)	5,000,000
8,300,000	A-1+	YMCA Metropolitan Chicago Project, LOC-Harris Bank,
		2.780%, 10/5/05 (c)	8,300,000
		Illinois Finance Authority Revenue:
2,680,000	VMIG1(d)	Kohl Children’s Museum, LOC-Fifth Third Bank,
		2.770%, 10/5/05 (c)	2,680,000
4,100,000	A-1+	Northwestern Memorial, Subordinated Series B1, SPA-Bank of
		Nova Scotia, 2.810%, 10/3/05 (c)	4,100,000
		Northwestern University:
7,200,000	A-1+	Subordinated Series A, 2.730%, 10/5/05 (c)	7,200,000
5,000,000	A-1+	Subordinated Series B, 2.700%, 10/5/05 (c)	5,000,000
5,035,000	A-1+	University of Chicago, Series C, 2.750%, 10/6/05 (c)	5,035,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report	15

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Illinois — 9.5% (continued)
$2,480,000	A-1	Illinois HDA, Community Howard Theater, LOC-LaSalle Bank,
		2.820%, 10/6/05 (b)(c)	$2,480,000
		Illinois Health Facilities Authority:
11,035,000	A-1+	Alexian Brothers Medical Center, TECP, LIQ-JPMorgan Chase,
		2.500% due 10/4/05	11,035,000
1,250,000	A-1+	Carle Foundation, Series B, AMBAC-Insured, LIQ-Northern Trust
		Bank, 2.770%, 10/5/05 (c)	1,250,000
12,400,000	A-1	Franciscan Eldercare Project, Series C, LOC-LaSalle Bank,
		2.750%, 10/6/05 (c)	12,400,000
11,450,000	A-1	Lutheran St. Ministries, Series B, LOC-LaSalle Bank,
		2.750%, 10/6/05 (c)	11,450,000
6,685,000	A-1+	Northwestern Memorial Hospital, SPA-JPMorgan Chase,
		2.780%, 10/5/05 (c)	6,685,000
2,250,000	A-1+	OSF Healthcare Systems, LOC-Fifth Third Bank,
		2.820%, 10/3/05 (c)	2,250,000
12,095,000	VMIG1(d)	Pekin Memorial Hospital, Series B, LOC-Fifth Third Bank,
		2.830%, 10/6/05 (c)	12,095,000
7,200,000	A-1	Revolving Fund Pooled Loan, Series F, LOC-JPMorgan Chase,
		2.770%, 10/5/05 (c)	7,200,000
18,000,000	A-1+	Rosalind Franklin University of Medicine and Sciences,
		LOC-Bank One, 2.770%, 10/5/05 (c)	18,000,000
4,815,000	A-1	Series C, LOC-LaSalle Bank, 2.750%, 10/6/05 (c)	4,815,000
1,800,000	A-1+	University of Chicago Hospital Project, Series C, MBIA-Insured,
		LIQ-JPMorgan Chase, 2.820%, 10/3/05 (c)	1,800,000
14,300,000	A-1	Illinois State Toll Highway Authority, MSTC, Series 98-67 PART,
		FSA-Insured, LIQ-Bear Stearns, 2.810%, 10/5/05 (c)(e)	14,300,000
11,700,000	Aa2(d)	Illinois State Unemployment Insurance Fund Building Receipts
		Revenue, Series A, 5.000% due 12/15/05	11,752,804
		Illinois Student Assistance Commission Student Loan Revenue,
		Series A:
665,000	VMIG1(d)	LOC-Bank of America, 2.800%, 10/5/05 (b)(c)	665,000
1,000,000	VMIG1(d)	MBIA-Insured, SPA-Bank of America, 2.790%, 10/5/05 (b)(c)	1,000,000
5,000,000	A-1+	Lisle, IL, Housing Four Lakes Phase V, FNMA-Insured,
		2.780%, 10/5/05 (c)	5,000,000
3,500,000	A-1+	Lisle, IL, MFH, Ashley of Lisle Project, FHLB-COL, 2.750%, 10/5/05 (c)	3,500,000
3,300,000	A-1+	Lockport, IL, IDR, Panduit Corp. Project, LOC-Fifth Third Bank,
		2.920%, 10/5/05 (b)(c)	3,300,000
		MSTC, PART:
8,140,000	AAA	Series 1999-71, Class A, FGIC-Insured, LIQ-Bear Stearns,
		2.810%, 10/5/05 (c)(e)	8,140,000
1,000,000	A-1	Series 2000-93, Class A, LIQ-Bear Stearns, 2.870%, 10/3/05 (b)(c)	1,000,000
9,995,000	A-1	Series 2001-139, Class A, FSA-Insured, LIQ-Bear Stearns,
		2.810%, 10/5/05 (c)(e)	9,995,000
710,000	A-1	Series 2001-140, Class A, FSA-Insured, LIQ-Bear Stearns,
		2.810%, 10/5/05 (c)(e)	710,000

See Notes to Financial Statements.

16	Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Illinois — 9.5% (continued)
$1,430,000	A-1	Oak Lawn, IL, IDR, Lavergne Partners Project, LOC-LaSalle Bank,
		2.820%, 10/6/05 (b)(c)	$1,430,000
5,250,000	Aa2(d)	Pekin, IL, IDR, BOC Group Inc. Project, LOC-Wachovia Bank,
		2.750%, 10/6/05 (c)	5,250,000
5,250,000	A-1	Plainfield, IL, IDR, Plainfield Molding Project, LOC-LaSalle Bank,
		2.820%, 10/6/05 (b)(c)	5,250,000
4,845,000	NR	Regional Transportation Authority of Illinois, MERLOT, Series A-73,
		PART, MBIA-Insured, LOC-Wachovia, 2.770%, 10/5/05 (c)	4,845,000
6,000,000	A-1	University of Illinois, MSTC, Series 9031, PART, AMBAC-Insured
		LIQ-Bear Stearns, 2.810%, 10/5/05 (c)(e)	6,000,000
2,500,000	A-1+	Will County, IL, Exempt Facilities Revenue, Industrial BP Amoco
		Chemical Co. Project, 2.930%, 10/3/05 (b)(c)	2,500,000
		Total Illinois	619,710,304
Indiana — 2.4%
1,085,000	Aa2(d)	Bluffton, IN, IDR, Snider Tire Inc. Project, LOC-Wachovia Bank,
		2.850%, 10/6/05 (b)(c)	1,085,000
3,850,000	VMIG1(d)	Columbus, IN, EDR, Waters Edge Apartments, LOC-FHLB,
		2.790%, 10/6/05 (b)(c)	3,850,000
4,100,000	P-1(d)	Fort Wayne, IN, EDR, Technology Project, LOC-Bank One,
		2.830%, 10/5/05 (b)(c)	4,100,000
21,005,000	A-1	Fort Wayne, IN, Parkview Memorial Hospital, Series 1997-19,
		Class A, MBIA-Insured, LIQ-Bear Stearns,
		2.790%, 10/5/05 (c)(e)(f)	21,005,000
2,624,000	VMIG1(d)	Franklin, IN, EDR, Pedcor Investments, LOC-FHLB,
		2.850%, 10/6/05 (b)(c)	2,624,000
		Indiana Health Facilities Finance Authority:
5,900,000	A-1	Baptist Homes of Indiana, LOC-LaSalle Bank, 2.750%, 10/6/05 (c)	5,900,000
9,400,000	A-1	Community Hartsfield Village Project, Series B, LOC-ABN AMRO,
		2.750%, 10/6/05 (c)	9,400,000
4,700,000	A-1+	Community Health Network Project, Series C, LOC-Fifth Third Bank,
		2.750%, 10/7/05 (c)	4,700,000
15,000,000	A-1+	Community Hospital Project, Series B, LOC-Bank One,
		2.780%, 10/6/05 (c)	15,000,000
9,205,000	A-1	Franciscan Eldercare Project, Series B, LOC-LaSalle Bank,
		2.750%, 10/6/05 (c)	9,205,000
5,050,000	VMIG1(d)	Riverview Hospital Project, LOC-National City Bank,
		2.760%, 10/6/05 (c)	5,050,000
4,900,000	NR	Union Hospital Inc. Project, LOC-Fifth Third Bank,
		2.770%, 10/7/05 (c)	4,900,000
12,035,000	A-1+	Indiana Hospital Equipment Financing Authority Revenue, Series A,
		MBIA-Insured, LIQ-LaSalle Bank, 2.740%, 10/5/05 (c)	12,035,000
		Indiana State EFA:
400,000	VMIG1(d)	Franklin College Project, LOC-LaSalle Bank, 2.850%, 10/3/05 (c)	400,000
1,900,000	VMIG1(d)	Wabash College Project, LOC-LaSalle Bank, 2.780%, 10/6/05 (c)	1,900,000
2,415,000	VMIG1(d)	Indiana State EFA Revenue, Educational Facilities Marian College
		Project, LOC-Bank One, 2.780%, 10/6/05 (c)	2,415,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report	17

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Indiana — 2.4% (continued)
$8,600,000	A-1	Indiana State Office Building Community Facilities Revenue,
		Miami Correctional Facilities, Series II-A, SPA-Key Bank,
		2.750%, 10/5/05 (c)	$8,600,000
		Indiana TFA:
5,500,000	A-1+	Highway Revenue, Series SGA 113, PART, LIQ-Societe Generale,
		2.850%, 10/3/05 (c)	5,500,000
2,795,000	VMIG1(d)	Series 853,PART, FSA-Insured, LIQ-Morgan Stanley,
		2.780%, 10/6/05 (c)	2,795,000
4,271,000	VMIG1(d)	Indiana University Revenues, LIQ-Northern Trust, 2.740%, 10/6/05 (c)	4,271,000
14,435,000	SP-1+	Indianapolis Industrial Local Public Improvement Bond Bank,
		Series E, 4.000% due 1/6/06	14,487,985
7,348,000	NR	Indianapolis, IN, EDA, Pedcor Waterfront Investments, Series 1999-A,
		LOC-FHLB, 2.820%, 10/6/05 (b)(c)	7,348,000
9,825,000	A-1	Warren Township, IN, School Building Corp., MERLOT, Series A52, PART,
		FGIC-Insured LIQ-Wachovia Bank, 2.770%, 10/5/05 (c)	9,825,000
		Total Indiana	156,395,985
Iowa — 0.9%
1,265,000	A-1+	Grinnell, IA, Hospital Revenue Grinnell Medical Center, LOC-U.S. Bank,
		2.850%, 10/3/05 (c)	1,265,000
		Iowa Finance Authority:
2,825,000	NR	Economic Development Monarch Manufacturing Co., LOC-LaSalle
		Bank, 2.900%, 10/3/05 (b)(c)	2,825,000
20,275,000	A-1+	Iowa Health Systems, Series B, AMBAC-Insured, SPA-Harris Bank,
		2.770%, 10/5/05 (c)	20,275,000
15,000,000	A-1	Retirement Community Revenue, Deerfield Retirement, Series A,
		LOC-LaSalle Bank, 2.750%, 10/6/05 (c)	15,000,000
6,000,000	A-1+	Small Business Development Revenue, Corp. Center Association
		L.P. Project, LOC-Bank of America, 2.750%, 10/6/05 (c)	6,000,000
13,495,000	A-1	Iowa State Vision Special Fund MSTC, Series 2001-173, PART,
		MBIA-Insured, LIQ-Bear Stearns, 2.810%, 10/5/05 (c)(e)	13,495,000
		Total Iowa	58,860,000
Kansas — 0.5%
		Kansas State Department of Transportation Highway Revenue:
100,000	A-1+	Refunded, Series C-3, SPA-Dexia Credit Local & Westdeutsche
		Landesbank, 2.750%, 10/6/05 (c)	100,000
4,995,000	VMIG1(d)	Series 878, PART, LIQ-Morgan Stanley, 2.780%, 10/6/05 (c)	4,995,000
10,000,000	A-1+	Series B-3, SPA-Dexia Credit Local & Westdeutsche Landesbank,
		2.770%, 10/6/05 (c)	10,000,000
1,325,000	Aa2(d)	Lawrence, KS, IDR, Ram Co. Project, Series A, LOC-Wachovia Bank,
		2.850%, 10/6/05 (b)(c)	1,325,000
		Wichita, KS, Airport Authority Flight Safety International:
13,000,000	VMIG1(d)	2.800%, 10/6/05 (b)(c)	13,000,000
2,860,000	VMIG1(d)	Series A, 2.800%,10/6/05 (b)(c)	2,860,000
		Total Kansas	32,280,000

See Notes to Financial Statements.

18	Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Kentucky — 0.9%
$3,800,000	VMIG1 (d)	Breckinridge County, KY Association of Counties Leasing Trust
		Lease Program Revenue, Series A, LOC-U.S. Bank,
		2.810%, 10/3/05 (c)	$3,800,000
11,000,000	A-1+	Campbell and Kenton Counties, KY, Sanitation District Series, SGA-
		130, PART, FSA-Insured, LIQ-Societe Generale, 2.810%, 10/5/05 (c)	11,000,000
3,000,000	A-1+	Daviess County, KY, Exempt Facilities, Kimberly-Clark Corp. Project,
		2.790%, 10/5/05 (b)(c)	3,000,000
		Daviess County, KY, Solid Waste Disposal Facilities, Scott Paper Co.
		Project:
1,850,000	A-1+	Series A, 2.790%, 10/5/05 (b)(c)	1,850,000
4,800,000	A-1+	Series B, 2.790%, 10/5/05 (b)(c)	4,800,000
2,990,000	A-1	Kentucky State Property & Building Commission, MSTC, Series 9027,
		PART, FSA-Insured LIQ-Bear Stearns, 2.810%, 10/5/05 (c)(e)	2,990,000
15,068,500	A-1	Kentucky State Turnpike Authority, Series 567, PART, FSA-Insured,
		LIQ-Morgan Stanley, 2.780%, 10/6/05 (c)	15,068,500
11,000,000	A-1+	Lexington, KY, Center Corp. Mortgage, Series A, AMBAC-Insured,
		LIQ-JPMorgan Chase, 2.780%, 10/6/05 (c)	11,000,000
		Lexington-Fayette Urban County Airport Corp., First Mortgage:
2,200,000	A-1	Owensboro, KY, IDR, West Irving Die Castings, LOC-LaSalle Bank,
		2.820%, 10/6/05 (b)(c)	2,200,000
1,700,000	A-1+	Series A, SPA-Dexia Credit Local, 2.880%, 10/3/05 (b)(c)	1,700,000
2,300,000	AAA(a)	Series C, MBIA-Insured, SPA-Dexia Credit Local,
		2.880%, 10/3/05 (b)(c)	2,300,000
		Total Kentucky	59,708,500
Louisiana — 0.8%
		Louisiana Local Government Environmental Facilities, Development
		Authority, BASF Corp. Project:
10,000,000	A-1+	2.850%, 10/5/05 (b)(c)	10,000,000
8,000,000	NR	2.850%, 10/5/05 (b)(c)	8,000,000
6,000,000	NR	Series A, 2.850%, 10/5/05 (b)(c)	6,000,000
15,000,000	A-1+	Series B, 2.800%, 10/5/05 (c)	15,000,000
14,900,000	A-1+	Louisiana State Offshore Term Authority, Deepwater Port Revenue,
		Series B, LOC-JPMorgan Chase, 2.750%, 10/5/05 (c)	14,900,000
		Total Louisiana	53,900,000
Maine — 0.2%
3,550,000	A-1+	Auburn, ME, Revenue Obligation Morse Brothers Inc. Project,
		LOC-Bank of America, 2.820%, 10/5/05 (b)(c)	3,550,000
1,670,000	A-1+	Gorham, ME, Revenue Obligation Montalvo Properties LLC Project,
		Series A, LOC-Bank of America, 2.850%, 10/5/05 (b)(c)	1,670,000
7,500,000	A-1+	Maine State Housing Authority, Series D-3, SPA-State Street Bank,
		2.800%, 10/6/05 (b)(c)	7,500,000
		Total Maine	12,720,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report	19

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Maryland — 3.5%
$5,000,000	A-1+	Anne Arundel County, MD, BAN, GO, TECP, Series A, LIQ-Westdeutsche
		Landesbank, 2.500% due 10/3/05	$5,000,000
		Baltimore County, MD, Public Improvement BAN, Series 2002, TECP,
		LIQ-Westdeutsche Landsman:
20,000,000	A-1+	2.550% due 11/1/05	20,000,000
12,500,000	A-1+	2.650% due 11/4/05	12,500,000
		Howard County, MD:
1,940,000	A-1+	IDR, Preston County Ltd. Partnership, LOC-Suntrust Bank, 2.700%, 10/3/05 (b)(c)	1,940,000
8,620,000	A-1	Vantage House Facilities, Series B, LOC-LaSalle Bank, 2.750%, 10/6/05 (c)	8,620,000
6,650,000	VMIG1(d)	Maryland CDA Department of Housing and Community, Series F, SPA-Lloyds
		Bank, 2.690%, 10/6/05 (b)(c)	6,650,000
2,200,000	A-1	Maryland CDA MSTC, Series 1999-76, Class A, PART, FSA-Insured, LIQ-Bear
		Stearns, 2.830%, 10/5/05 (b)(c)(e)	2,200,000
19,316,000	A-1+	Maryland Health & Higher Education Facility Authority, TECP, Johns Hopkins
		Hospital Pooled Loan Programs, Series C, 2.660% due 11/10/05	19,316,000
9,575,000	A-1	Maryland State GO PART, Series 389, LIQ-Merrill Lynch, 2.780%, 10/6/05 (c)	9,575,000
28,660,000	A-1+	Maryland State Health & Higher Educational Facilities Authority, University
		Maryland Medical Systems, Series A, AMBAC-Insured, SPA-JPMorgan
		Chase, 2.750%, 10/6/05 (c)	28,660,000
		Maryland State Health and Higher Education Facilities Authority:
20,250,000	VMIG1(d)	Holton-Arms School, LOC-Suntrust Bank, 2.750%, 10/5/05 (c)	20,250,000
9,600,000	VMIG1(d)	University of Maryland Medical System, Series A, LOC-SunTrust
		Bank, 2.750%, 10/5/05 (c)	9,600,000
56,370,000	A-1+	Maryland State Stadium Authority Sports Facilities Lease, LIQ-Bank
		of America, 2.810%, 10/5/05 (b)(c)	56,370,000
2,395,000	VMIG1(d)	Maryland State, IDR, Calvert School Inc., LOC-Suntrust Bank, 2.750%,
		10/5/05 (c)	2,395,000
		Montgomery County, MD, EDA:
8,500,000	A-1+	Howard Hughes Medical Institute, Series A, 2.770%, 10/5/05 (c)	8,500,000
5,840,000	VMIG1(d)	Sandy Springs Facility, LOC-Suntrust Bank, 2.750%, 10/5/05 (c)	5,840,000
6,265,000	A-1	Montgomery County, MD, GO, Series PT-401, PART, LIQ-Merrill Lynch
		2.790%, 10/6/05 (c)	6,265,000
		Total Maryland	223,681,000
Massachusetts — 3.3%
16,400,000	A-1+	Massachusetts Bay Transportation Authority General Transportation Systems,
		LOC-Westdeutsche Landesbank, 2.750%, 10/5/05 (c)	16,400,000
		Massachusetts State DFA:
1,000,000	A-1+	Boston University, Series R-1, XLCA-Insured, SPA-Societe
		Generale, 2.650%, 10/6/05 (c)	1,000,000

See Notes to Financial Statements.

20	Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Massachusetts — 3.3% (continued)
$1,800,000	A-1	Brooksby Village Inc. Project, LOC-ABN AMRO,
		2.730%, 10/6/05 (c)	$1,800,000
500,000	A-1+	Carleton-Willard Village, LOC-Bank of America,
		2.730%, 10/6/05 (c)	500,000
1,335,000	A-1+	Metal Crafters Inc., Series 99, LOC-Bank of America,
		2.780%, 10/5/05 (b)(c)	1,335,000
700,000	A-1+	Phillips Academy, SPA-Bank of New York, 2.750%, 10/6/05 (c)	700,000
20,181,000	A-1	RAN, TECP, LOC-Wachovia Bank, 2.730% due 11/28/05	20,181,000
1,700,000	A-1+	Salem Family Limited Partnership, LOC-Bank of America,
		2.780%, 10/5/05 (b)(c)	1,700,000
4,000,000	VMIG1(d)	St. Mark’s School, LOC-Bank of America, 2.760%, 10/6/05 (c)	4,000,000
		Massachusetts State GO:
35,990,000	A-1	MSTC, PART, Series 2002-209, Class A, FSA-Insured,
		LIQ-Bear Stearns, 2.800%, 10/5/05 (c)(e)	35,990,000
7,700,000	A-1+	Refunding, Series B, SPA-Depfa Bank, 2.780%, 10/6/05 (c)	7,700,000
6,700,000	A-1+	Series A, SPA-Westdeutsche Landesbank, 2.780%, 10/6/05 (c)	6,700,000
10,000,000	A-1+	TECP, LIQ-Bayerische Landesbank, 2.720% due 11/9/05	10,000,000
		Water Authority, TECP, Series 94,
		LOC-Bayerische Landesbank:
10,500,000	A-1+	2.580% due 10/3/05	10,500,000
15,000,000	A-1+	2.670% due 10/4/05	15,000,000
11,700,000	A-1+	2.600% due 10/7/05	11,700,000
		Massachusetts State HEFA:
1,905,000	A-1	Berklee College of Music, Series 385, PART, MBIA-Insured,
		LIQ-Morgan Stanley, 2.770%, 10/6/05 (c)	1,905,000
1,000,000	VMIG1(d)	Harvard University, MERLOT Series WW, PART, SPA-Wachovia
		Bank, 2.760%, 10/5/05 (c)(g)	1,000,000
1,000,000	A-1+	Massachusetts Institute of Technology, Series J-2,
		2.650%, 10/6/05 (c)	1,000,000
9,150,000	A-1+	Partners Healthcare Systems, Series P-1, FSA-Insured,
		SPA-Bayerische Landesbank & JPMorgan Chase,
		2.750%, 10/5/05 (c)	9,150,000
2,000,000	VMIG1(d)	Simmons College, MERLOT, Series T, PART, AMBAC-Insured,
		SPA-Wachovia Bank, 2.760%, 10/5/05 (c)	2,000,000
		Massachusetts State HFA, Housing Revenue:
20,600,000	VMIG1(d)	Series G, SPA-HSBC Holdings Inc., 2.760%, 10/5/05 (c)	20,600,000
4,500,000	VMIG1(d)	SPA-Dexia Credit Local, 2.780%, 10/5/05 (b)(c)	4,500,000
1,000,000	VMIG1(d)	Massachusetts State IFA, Buckingham Browne Nichols,
		LOC-State Street Bank, 2.750%, 10/6/05 (c)	1,000,000
		Massachusetts State Port Authority, LOC-Westdeutsche
		Landesbank TECP:
2,300,000	A-1+	2.500% due 10/6/05	2,300,000
9,300,000	A-1+	2.580% due 10/7/05	9,300,000
		Massachusetts State Turnpike Authority, PART:
5,510,000	VMIG1(d)	Series 334, LIQ-Morgan Stanley, MBIA-Insured,
		2.770%, 10/6/05 (c)	5,510,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report	21

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Massachusetts — 3.3% (continued)
$2,335,000	VMIG1(d)	Series 335, AMBAC-Insured, LIQ-Morgan Stanley,
		2.770%, 10/6/05 (c)	$2,335,000
7,590,000	A-1+	Massachusetts State Water Resources Authority, Multi-Modal,
		General Subordinated, Series D, FGIC-Insured, LIQ-Dexia Credit
		Local, 2.750%, 10/5/05 (c)	7,590,000
		Total Massachusetts	213,396,000
Michigan — 4.1%
7,000,000	VMIG1(d)	Detroit, MI, School Building Munitop, Series 2002-29, GO, PART,
		FGIC-Insured, SPA-ABN AMRO, 2.770%, 10/5/05 (c)	7,000,000
		Detroit, MI, Sewer Disposal:
5,000,000	VMIG1(d)	MERLOT, Series I, PART, FGIC-Insured, SPA-Wachovia Bank,
		2.770%, 10/5/05 (c)	5,000,000
7,935,000	A-1+	Series C-1, FSA-Insured, LIQ-Dexia Credit Local,
		2.780%, 10/6/05 (c)	7,935,000
3,450,000	A-1+	Detroit, MI, Sewer Disposal Revenue, Refunding, Series A,
		MBIA-Insured, SPA-JPMorgan Chase, 2.780%, 10/5/05 (c)	3,450,000
200,000	A-1+	Grand Rapids, MI, Water Supply, FGIC-Insured,
		LIQ-Societe Generale, 2.750%, 10/5/05 (c)	200,000
6,655,000	A-1	Hartland, MI, School District, GO MSTC, Series 2001-127,Class A,
		Q-SBLF-Guaranteed, LIQ-Bear Stearns, 2.810%, 10/5/05 (c)(e)	6,655,000
10,000,000	A-1+	Jackson County Hospital Finance Authority, Foote Memorial Hospital,
		Series B, LOC-Bank of Nova Scotia, 2.770%, 10/6/05 (c)	10,000,000
17,650,000	SP-1+	Michigan Municipal Bond Authority Revenue, Notes, Series B-2,
		SPA-JPMorgan Chase, 2.920% due 8/18/06	17,812,810
		Michigan State Building Authority:
16,800,000	A-1+	Multi Modal Facilities Program, Series I, SPA-Depfa Bank PLC,
		2.750%, 10/6/05 (c)	16,800,000
4,995,000	VMIG1(d)	Series 516, PART, LIQ-Morgan Stanley, 2.780%, 10/6/05 (c)	4,995,000
30,000,000	A-1+	TECP, Series 3, LOCs-Bank of New York & State Street Bank,
		2.680% due 10/13/05	30,000,000
		Michigan State GAN:
5,720,000	A-1+	Series C, Dexia Credit Local Bond Purchase Agreement,
		FSA-Insured, SPA-Dexia Credit Local, 2.750%, 10/5/05 (c)	5,720,000
5,400,000	A-1+	Series D, FSA-Insured, SPA-Dexia Credit Local,
		2.750%, 10/5/05 (c)	5,400,000
66,725,000	A-1+	Michigan State, GO, TECP, Series B, LIQ-Depfa Bank,
		2.200% due 10/5/05	66,725,000
14,900,000	A-1+	Michigan State HDA Housing Revenue, Series A, MBIA-Insured,
		LIQ-Landesbank Hessen, 2.800%, 10/6/05 (b)(c)	14,900,000
17,600,000	A-1+	Michigan State Hospital Finance Authority, Trinity Health, Series E,
		AMBAC-Insured, SPA-Bank One, 2.780%, 10/6/05 (c)	17,600,000
		Michigan State Strategic Fund:
4,425,000	A-1+	Clark Retirement Community Project, LOC-Fifth Third Bank,
		2.740%, 10/6/05 (c)	4,425,000

See Notes to Financial Statements.

22	Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Michigan — 4.1% (continued)
$9,800,000	A-1+	Grand Rapid Christian School, LOC-Fifth Third Bank, 2.750%, 10/7/05 (c)	$9,800,000
13,980,000	A-1+	Michigan State University, SPA- Landesbank Hessen, 2.750%, 10/5/05 (c)	13,980,000
4,750,000	A-1+	Saline, MI, EDA, Evangelical Homes Project, LOC-Bank One, 2.780%, 10/5/05 (c)	4,750,000
6,000,000	A-1+	Southfield, MI, Economic Development, Lawrence Tech University Project, LOC-Bank One, 2.780%, 10/15/05 (c)	6,000,000
5,100,000	A-1+	University of Michigan Revenues, Medical Service Plan, Series 98-A1, 2.820%, 10/3/05 (c)	5,100,000
4,550,000	A-1+	Wayne Charter County, MI, Airport Revenue, Junior Lien, Detroit Metropolitan Wayne, FSA-Insured, SPA-Bayerische Landesbank & Landesbank Hessen, 2.800%, 10/6/05 (b)(c)	4,550,000
		Total Michigan	268,797,810
Minnesota — 0.5%
5,090,000	A-1+	Bloomington, MN, MFH, Norlan Partners LP, Series A-1, LIQ-FNMA, 2.850%, 10/6/05 (b)(c)	5,090,000
2,910,000	VMIG1 (d)	Crystal, MN, MFH, FHLMC-Insured, LIQ-FHLMC, 2.840%, 10/6/05 (b)(c)	2,910,000
1,000,000	A-1+	Mankato, MN, MFH, Highland Hills Apartments, LOC-LaSalle Bank, 2.850%, 10/3/05 (c)	1,000,000
9,000,000	A-1+	Minneapolis and St.Paul, MN, Metropolitan Airport Commission, MSTC, Series SGA-127, FGIC-Insured, LIQ-Societe General, 2.810%, 10/5/05 (c)	9,000,000
6,000,000	A-1+	Minneapolis City, MN, Health Care System Revenue, Fairview Health Services, Series B, AMBAC-Insured, SPA-Royal Bank of Canada, 2.760%, 10/5/05 (c)	6,000,000
10,000,000	VMIG1(d)	St. Paul, MN, Housing & Redevelopment Authority, MFH Revenue, Highland Ridge Project, FHLMC-Insured, LIQ-FHLMC, 2.740%, 10/6/05 (c)	10,000,000
		Total Minnesota	34,000,000
Miscellaneous — 0.7%
		Clipper Tax Exempt Trust Certificates PART:
4,195,088	VMIG1(d)	Series 1999-2, BPA -State Street Bank, 2.950%, 10/6/05 (b)(c)	4,195,088
20,000,000	VMIG1(d)	Series 2003-5, LIQ-State Street Bank, 2.870%, 10/6/05 (c)	20,000,000
23,570,000	VMIG1(d)	Series A, FSA-Insured, SPA-State Street Bank, 2.870%, 10/6/05 (c)	23,570,000
		Total Miscellaneous	47,765,088
Missouri — 2.4%
1,535,000	F-1+(a)	Joplin, MO, IDA, Smith and Smith Investments, LOC-Bank of America, 2.800%, 10/6/05 (b)(c)	1,535,000
		Kansas City, MO, IDA, MFH:
3,750,000	VMIG1(d)	Coach House North Apartment Project, LIQ-FHLMC, 2.750%, 10/6/05 (c)	3,750,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report	23

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Missouri — 2.4% (continued)
$6,200,000	A-1	Crooked Creek Apartments Project, Series A, LOC-LaSalle Bank, 2.810%, 10/6/05 (b)(c)	$6,200,000
805,000	VMIG1(d)	Kirkwood, MO, Tax Increment Revenue, Kirkwood Commons Project, LOC-U.S. Bank, 2.850%, 10/3/05 (c)	805,000
		Missouri Higher Education Loan Authority:
3,600,000	VMIG1(d)	Series 1990-A, LOC-Bank of America, 2.830%, 10/5/05 (b)(c)	3,600,000
5,700,000	VMIG1(d)	Series 1990-B, LOC-Bank of America, 2.830%, 10/5/05 (b)(c)	5,700,000
4,000,000	A-1	Missouri State Environmental Improvement and Energy Resource Authority, Utilicorp United Inc. Project, LOC-Toronto Dominion, 2.830%, 10/5/05 (b)(c)	4,000,000
		Missouri State HEFA:
1,215,000	VMIG1(d)	Assemblies of God College, LOC-Bank of America, 2.750%, 10/6/05 (c)	1,215,000
8,690,000	A-1+	Barnes Hospital Project, LOC-JPMorgan Chase, 2.760%, 10/5/05 (c)	8,690,000
1,000,000	A-1+	Christian Brothers, Series A, LOC-U.S. Bank, 2.850%, 10/3/05 (c)	1,000,000
5,450,000	A-1+	Cox Health System, AMBAC-Insured, SPA-Bank of Nova Scotia, 2.950%, 10/3/05 (c)	5,450,000
3,100,000	Aa2(d)	Dialysis Clinic Inc. Project, LOC-Suntrust Bank, 2.800%, 10/5/05 (c)	3,100,000
25,600,000	A-1+	Medical Research Facilities Stowers, MBIA-Insured, SPA-BNP Paribas, 2.760%, 10/6/05 (c)	25,600,000
5,400,000	A-1+	Medical Research Facilities, Stowers Institute, MBIA-Insured, SPA-JPMorgan Chase, 2.760%, 10/6/05 (c)	5,400,000
		School District Advance Funding:
5,000,000	SP-1+	Fox C-6 School District, Series C, 3.000% due 11/14/05	5,007,080
7,500,000	SP-1+	Melville R-IX School District, Series E, 3.000% due 11/14/05	7,510,619
5,000,000	SP-1+	Park Hill School District, Series F, 3.000% due 11/14/05	5,007,079
4,000,000	A-1+	Southwest Baptist University Project, LOC-Bank of America, 2.850%, 10/3/05 (c)	4,000,000
5,790,000	A-1+	Washington University, Series A, SPA-Dexia Credit Local, 2.810%, 10/3/05 (c)	5,790,000
1,200,000	A-1+	Washington University, Series B, SPA-JPMorgan Chase, 2.810%, 10/3/05 (c)	1,200,000
18,000,000	A-1+	Palmyra, MO, IDA, Solid Waste Disposal, BASF Corp. Project, 2.850%, 10/5/05 (b)(c)	18,000,000
600,000	A-1+	St. Charles County, MO, IDA, IDR, Casalon Apartments Project, FNMA-COL, 2.750%, 10/6/05 (c)	600,000
2,900,000	VMIG1(d)	St. Louis County, MO, IDA, MFH, Pelican Cove Project, LIQ-FNMA, 2.750%, 10/6/05 (c)	2,900,000
22,500,000	SP-1+	St. Louis, MO, General Fund TRAN, 4.000% due 6/30/06	22,720,421
9,500,000	NR	St. Louis, MO, IDA, MFH, Parque Carbondale Apartment Project, LIQ-FHLMC, 2.900%, 10/6/05 (b)(c)	9,500,000
		Total Missouri	158,280,199

See Notes to Financial Statements.

24	Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value
Nebraska — 0.4%
$5,400,000	A-1+	NebHelp, Inc., Nebraska Revenue, Student Loan Program, Series B,
		MBIA-Insured, SPA-Lloyds Bank, 2.850%, 10/5/05 (b)(c)	$5,400,000
3,705,000	VMIG1(d)	Nebraska Helpers, Inc., Series 517, MBIA-Insured, SPA-BNP Paribas,
		1.640% due 6/1/13 (b)	3,705,000
		Nebraska IFA:
6,000,000	A-1	MFH Riverbend Apartments Project, LOC-LaSalle Bank,
		2.820%, 10/6/05 (b)(c)	6,000,000
12,350,000	A-1	SFH MERLOT, Series A, PART, FHLMC/FNMA/GNMA-COL,
		LIQ-Wachovia Bank, 2.820%, 10/6/05 (b)(c)	12,350,000
		Total Nebraska	27,455,000
Nevada — 1.0%
20,500,000	A-1+	Carson City, NV, Hospital Revenue Tahoe Hospital Project, Series B,
		LOC-U.S. Bank, 2.760%, 10/6/05 (c)	20,500,000
21,720,000	VMIG1(d)	Clark County, NV, School District GO, Munitops, Series 33,
		PART, FSA-Insured, SPA-ABN AMRO, 2.770%, 10/5/05 (c)	21,720,000
3,435,000	VMIG1(d)	Nevada Housing Division, Multi-Unit Housing, Series A,
		LOC-Wachovia Bank, 2.800%, 10/6/05 (b)(c)	3,435,000
4,460,000	VMIG1(d)	Nevada Municipal Bond Bank, Munitop, PART, MBIA-Insured,
		SPA-ABN AMRO, 2.760%, 10/5/05 (c)	4,460,000
16,350,000	A-1+	Nevada State, MSTC, Series SG 114, PART, LIQ-Societe Generale,
		2.790%, 10/6/05 (c)	16,350,000
		Total Nevada	66,465,000
New Hampshire — 1.1%
4,500,000	VMIG1(d)	Exeter Hospital Group, LOC-Fleet National Bank, 2.770%, 10/6/05 (c)	4,500,000
		New Hampshire HEFA Revenue:
46,975,000	A-1+	Dartmouth Hitchcock Clinic, Series A, FSA-Insured, SPA-Dexia
		Credit Local & JPMorgan Chase, 2.750%, 10/6/05 (c)	46,975,000
		New Hampshire State Business Finance Authority:
14,000,000	A-1+	Lonza Biologics Inc., LOC-Deutsche Bank, 2.860%, 10/6/05 (b)(c)	14,000,000
1,900,000	A-1+	Luminescent Systems Inc., LOC-HSBC Holdings Inc.,
		3.000%, 10/5/05 (b)(c)	1,900,000
940,000	A-1+	Park Nameplate Co., LOC-Fleet Bank, 2.850%, 10/5/05 (b)(c)	940,000
		Total New Hampshire	68,315,000
New Jersey — 1.3%
1,310,000	VMIG1(d)	New Jersey EDA, EDR, Erasteel, Inc. Project, LOC-Svenska
		Handelsbank, 3.050%, 10/6/05 (b)(c)	1,310,000
13,850,000	A-1+	New Jersey State, Refunding C-1, West Building Bond Purchase
		Agreement, FSA-Insured, SPA-Westdeutsche Landesbank,
		2.730%, 10/5/05 (c)	13,850,000
69,400,000	SP-1+	New Jersey State, TRAN, Series A, 4.000% due 6/23/06	70,001,002
		Total New Jersey	85,161,002

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report	25

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value
New York — 1.4%
$19,200,000	A-1+	Long Island Power Authority, Series 1, Sub-Series 1A, LOCs-Bayerische
		Landesbank & Landesbank Baden, 2.760%, 10/5/05 (c)	$19,200,000
		Metropolitan Transportation Authority of New York Revenue TECP,
		LOC-ABN AMRO:
18,000,000	A-1+	2.530% due 10/3/05	18,000,000
4,500,000	A-1+	2.410% due 10/4/05	4,500,000
2,400,000	A-1+	2.630% due 11/4/05	2,400,000
14,000,000	A-1+	2.650% due 12/1/05	14,000,000
29,700,000	A-1+	Metropolitan Transportation Authority NY, TECP, Series D-2,
		AMBAC-Insured, SPA-Wachovia Bank, 2.750%, 10/6/05 (c)	29,700,000
4,005,000	A-1+	New York City, NY, GO, Series C, Subordinated Series C-2,
		SPA-Bayerische Landesbank, 2.740%, 10/5/05 (c)	4,005,000
250,000	A-1+	New York City, NY, Transitional Finance Authority, Subordinated
		Series 2-F, LIQ-Bayerische Landesbank, 2.790%, 10/3/05 (c)	250,000
		Total New York	92,055,000
North Carolina — 2.9%
1,900,000	NR	Brunswick County, NC, Industrial Facilities and PFCA Wood Industries
		Inc. Project, LOC-Wachovia Bank, 2.900%, 10/6/05 (b)(c)	1,900,000
19,650,000	A-1+	Buncombe County, NC, GO, Series B, SPA-Wachovia Bank,
		2.770%, 10/6/05 (c)	19,650,000
58,945,000	A-1+	Guilford County, GO, Series B, SPA-Wachovia Bank,
		2.750%, 10/6/05 (c)	58,945,000
4,500,000	Aa2(d)	Iredell County, NC, PCR, Valspar Corp. Project, LOC-Wachovia Bank,
		2.850%, 10/6/05 (b)(c)	4,500,000
2,790,000	A-1+	Mecklenburg County, NC, COP, SPA-Landesbank Hessen,
		2.760%, 10/6/05 (c)	2,790,000
2,300,000	Aa2(d)	North Carolina Agricultural Financial Authority, Agricultural
		Development Revenue, Coastal Carolina GIN Project,
		LOC-Wachovia Bank, 2.800%, 10/6/05 (b)(c)	2,300,000
3,945,000	A-1+	North Carolina Capital Facilities Finance Agency, Cannon School Inc.,
		LOC-Suntrust Bank, 2.770%, 10/6/05 (c)	3,945,000
3,725,000	A-1+	North Carolina Capital Facilities Finance Agency Educational
		Facilities Revenue, LOC-Wachovia Bank, 2.750%, 10/6/05 (c)	3,725,000
		North Carolina EFA:
3,915,000	A-1+	Charlotte Latin, LOC-Wachovia Bank, 2.750%, 10/6/05 (c)	3,915,000
6,705,000	F-1+(a)	Providence Day School, LOC-Bank of America,
		2.750%, 10/6/05 (c)	6,705,000
8,615,000	F-1+(a)	Queens College, Series A, LOC-Bank of America,
		2.750%, 10/6/05 (c)	8,615,000
		North Carolina HFA, Home Ownership:
8,800,000	A-1+	1998 TR-19C, LIQ-Bank of America, 2.830%, 10/5/05 (b)(c)	8,800,000
5,475,000	A-1+	Series 15-C, FSA-Insured, SPA-Bank of America,
		2.830%, 10/5/05 (b)(c)	5,475,000
4,650,000	A-1+	North Carolina Medical Care Community Hospital Revenue, Baptist
		Hospitals Project, SPA-Wachovia Bank, 2.740%, 10/6/05 (c)	4,650,000

See Notes to Financial Statements.

26	Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

North Carolina — 2.9% (continued)
$ 11,005,000	A-1+	North Carolina Medical Care Community Hospital Revenue,
		Duke University Hospital Project, Series A, 2.720%, 10/6/05 (c)	$11,005,000
		North Carolina Medical Care Community, Health Care Facilities:
2,120,000	F-1+(a)	Lutheran Retirement Project, LOC-Bank of America,
		2.750%, 10/6/05 (c)	2,120,000
3,800,000	A-1+	Park Ridge Hospital Project, LOC-Suntrust Bank,
		2.740%, 10/6/05 (c)	3,800,000
3,600,000	NR	Robeson County, NC, IFA and PFCA, Rocco Turkeys Inc. Project,
		LOC-Wachovia Bank, 2.850%, 10/6/05 (b)(c)	3,600,000
1,300,000	A-1+	Rowan County, IDR, PCR, Double 3 LLC Project, LOC-Bank of America,
		2.850%, 10/5/05 (b)(c)	1,300,000
15,000,000	A-1+	Wake County, NC, GO, Public Improvement, Series A, SPA-Wachovia
		Bank, 4.000% due 4/1/06	15,095,288
18,000,000	A-1+	Winston-Salem, NC, COP, SPA-Dexia Credit Local,
		2.760%, 10/6/05 (c)	18,000,000
		Total North Carolina	190,835,288
North Dakota — 0.1%
4,000,000	A-1+	Ward County, ND, Trinity Obligation Group, Series A, LOC-U.S. Bank,
		2.850%, 10/3/05 (c)	4,000,000
Ohio — 2.0%
1,980,000	A-1+	Cleveland Cuyahoga County, OH, Port Authority Revenue,
		96th Research Building Project, LOC-Fifth Third Bank,
		2.780%, 10/5/05 (c)	1,980,000
10,500,000	F-1+(a)	Franklin County, OH, Healthcare Facilities Revenue, Friendship
		Village of Dublin, Series A, LOC-LaSalle Bank, 2.750%, 10/6/05 (c)	10,500,000
12,065,000	VMIG1(d)	Franklin County, OH, Hospital Revenue, Children Hospital, Series B,
		FGIC-Insured, SPA-National City Bank, 2.760%, 10/6/05 (c)	12,065,000
18,650,000	A-1	Ohio State Building Authority, MSTC, Series 2001-133, Class A,
		PART, FSA-Insured, LIQ-Bear Stearns, 2.780%, 10/6/05 (c)(e)	18,650,000
		Ohio State Higher Educational Facilities:
4,700,000	A-1+	Case Western Reserve University TECP, LIQ-JPMorgan Chase,
		2.580% due 11/7/05	4,700,000
9,680,000	VMIG1(d)	Marietta College Project, LOC-JPMorgan Chase,
		2.770%, 10/6/05 (c)	9,680,000
		Pooled Financing Program:
		Series A, LOC-Fifth Third Bank:
8,100,000	VMIG1(d)	2.770%, 10/6/05 (c)	8,100,000
3,315,000	VMIG1(d)	2.780%, 10/6/05 (c)	3,315,000
4,890,000	VMIG1(d)	Series B, LOC-Fifth Third Bank, 2.770%, 10/6/05 (c)	4,890,000
18,050,000	A-1+	Ohio State University, General Receipts, FSA-Insured, LIQ-Dexia
		Credit Local, 2.780%, 10/6/05 (c)	18,050,000
3,000,000	A-1+	Ohio State, GO, Refunding and Improvement Infrastructure, Series D,
		2.750%, 10/5/05 (c)	3,000,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report	27

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Ohio — 2.0% (continued)
$ 9,325,000	MIG1(d)	Sandusky, OH, GO, BAN, 3.000% due 10/26/05	$9,332,843
25,000,000	VMIG1(d)	University of Akron, Ohio, General Receipts, FGIC-Insured,
		SPA-Dexia Credit Local, 2.750%, 10/6/05 (c)	25,000,000
		Total Ohio	129,262,843
Oklahoma — 0.9%
		Oklahoma State Student Loan Authority:
18,500,000	A-1+	Series A-1, MBIA Insured, LIQ-JPMorgan Chase,
		2.800%, 10/5/05 (b)(c)	18,500,000
6,455,000	A-1	Series A-2, MBIA-Insured, SPA-JPMorgan Chase,
		2.800%, 10/5/05 (b)(c)	6,455,000
29,515,000	A-1+	Oklahoma State Water Resources Board, State Loan Program,
		Series A, SPA-Bank of America, 2.470% due 10/3/05	29,515,000
3,000,000	Aa2(d)	Optima, OK, Municipal Authority Industrial Revenue, Seaboard
		Project, LOC-Suntrust Bank, 2.800%, 10/5/05 (b)(c)	3,000,000
2,800,000	A-1+	Tulsa, OK, Tulsa IDA, Multifamily Revenue, Park Chase Apartments,
		Series A-1, FNMA-COL, 2.740%, 10/6/05 (c)	2,800,000
		Total Oklahoma	60,270,000
Oregon — 0.8%
		Oregon State:
10,500,000	VMIG1(d)	Housing and Community Services, Single-Family Mortgage,
		Series PG-C, SPA-State Street Bank, 2.810%, 10/5/05 (b)(c)	10,500,000
8,600,000	A-1+	Veterans Welfare, Series 84, SPA-Dexia Credit Local,
		2.750%, 10/5/05 (c)	8,600,000
		Oregon State GO:
900,000	A-1+	Series 73E, SPA-JPMorgan Chase, 2.750%, 10/5/05 (c)	900,000
800,000	VMIG1(d)	Series 73G, SPA-JPMorgan Chase, 2.750%, 10/5/05 (c)	800,000
5,000,000	VMIG1(d)	Oregon State Housing & Community Services, Single-Family Housing,
		SPA-State Street Bank, 2.810%, 10/5/05 (b)(c)	5,000,000
15,945,000	NR	Portland, OR, TAN, 4.000% due 6/29/06	16,102,998
7,825,000	A-1+	Tri-County, OR, Metropolitan Transportation District, Interstate Max
		Project, Series A, LOC-Bayerische Landesbank, 2.780%, 10/6/05 (c)	7,825,000
		Total Oregon	49,727,998
Pennsylvania — 4.1%
12,500,000	MIG1(d)	Allegheny County, PA, Hospital Development Authority, Senior Living
		Corp., FNMA-Collateralized, LOC-PNC Bank, 4.000% due 6/30/06	12,619,747
		Bucks County, PA, IDA:
2,565,000	NR	Dunmore Corp. Project, LOC-Wachovia Bank,
		2.900%, 10/6/05 (b)(c)	2,565,000
200,000	A-1+	Pennswood Village Project, Series B, 2.780%, 10/6/05 (c)	200,000
		Emmaus, PA, General Authority:
46,250,000	A-1+	Series A, FSA-Insured, SPA-Wachovia Bank, 2.780%, 10/6/05 (c)	46,250,000
14,500,000	A-1+	Sub-Series D-23, LOC-Depfa Bank, 2.780%, 10/5/05 (c)	14,500,000
11,400,000	A-1+	Erie, PA, Water Authority Revenue, FSA-Insured, SPA-JPMorgan
		Chase, 2.760%, 10/6/05 (c)	11,400,000

See Notes to Financial Statements.

28	Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Pennsylvania — 4.1% (continued)
$17,500,000	A-1	Lancaster County Hospital Authority Revenue, AMBAC-Insured,
		LIQ-PNC Bank, 2.750%, 10/5/05 (c)	$17,500,000
1,325,000	NR	Lehigh County, PA, IDR, Impress Industries Project, Series A,
		LOC-Wachovia Bank, 2.900%, 10/6/05 (b)(c)	1,325,000
8,000,000	VMIG1(d)	Manheim Township, PA, School District, FSA-Insured, SPA-Royal Bank
		of Canada, 2.770%,10/6/05 (c)	8,000,000
20,000,000	A-1+	New Garden, PA, General Authority Revenue, Pooled Financing
		Program, Series I, AMBAC-Insured, SPA-Bank of Nova Scotia &
		Dexia Credit Local, 2.780%, 10/5/05 (c)	20,000,000
8,810,000	A-1+	North Lebanon, PA, Municipal Sewer Revenue, FSA-Insured,
		SPA-Dexia Credit Local, 2.780%, 10/6/05 (c)	8,810,000
		Pennsylvania EDA, Wengers Feed Mill Project:
6,620,000	NR	Series B-1, LOC-Wachovia Bank, 2.850%, 10/6/05 (b)(c)	6,620,000
7,630,000	NR	Series F-3, LOC-Wachovia Bank, 2.850%, 10/6/05 (b)(c)	7,630,000
3,500,000	A-1+	Pennsylvania HFA, AMT Single Family Mortgage, Series-87C,
		LOC-Depfa Bank Europe, 2.830%, 10/5/05 (b)(c)	3,500,000
		Pennsylvania State Higher Education Assistance Agency Student
		Loan Revenue:
3,000,000	A-1+	Series A, AMBAC-Insured, SPA-Westdeutsche Landesbank,
		2.790%, 10/5/05 (b)(c)	3,000,000
10,000,000	A-1+	Series A, SPA-Credit Suisse First Boston, 2.790%, 10/5/05 (b)(c)	10,000,000
25,000,000	A-1+	Pennsylvania State Turnpike Commission, Series C, FSA-Insured,
		SPA-JPMorgan Chase, 2.750%, 10/6/05 (c)	25,000,000
7,950,000	A-1+	Pennsylvania State Turnpike Revenue, Series U, SPA-Dexia Credit
		Local, 2.750%, 10/6/05 (c)	7,950,000
13,185,000	A-1+	Pennsylvania Turnpike Commission, Series A-3, SPA-Bayerische
		Landesbank, 2.760%, 10/5/05 (c)	13,185,000
13,600,000	A-1+	Philadelphia, PA, Hospitals & Higher EDA Revenue, Wills Eye
		Hospital Project, LOC-JPMorgan Chase, 2.760%, 10/6/05 (c)	13,600,000
16,565,000	A-1+	Philadelphia, PA, Hospitals and Higher EFA, Childrens Hospital
		Project, Series B, SPA-JPMorgan Chase & Westdeutsche
		Landesbank, 2.810%, 10/3/05 (c)	16,565,000
		West Cornwall Township Municipal Authority, PA:
9,515,000	A-1+	Bethlehem Area School District GO, FSA-Insured, SPA-Dexia Credit
		Local, 2.780%, 10/6/05 (c)	9,515,000
4,100,000	A-1+	General Government Loan Program, FSA-Insured, SPA-Dexia Credit
		Local, 2.780%, 10/6/05 (c)	4,100,000
		Total Pennsylvania	263,834,747
Rhode Island — 0.5%
5,900,000	A-1+	Narragansett, RI, Bay Commission, Series A, MBIA-Insured,
		SPA-Dexia Credit Local, 2.780%, 10/5/05 (c)	5,900,000
		Rhode Island Health and Education Building Corp.:
23,100,000	A-1+	Catholic School Program, Series A, LOC-Royal Bank of Scotland,
		2.750%, 10/5/05 (c)	23,100,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report	29

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Rhode Island — 0.5% (continued)
$2,350,000	VMIG1(d)	St. George’s School, LIQ-Bank of America, 2.780%, 10/5/05 (c)	$2,350,000
1,375,000	A-1+	Rhode Island State IFC, Mathews Realty LLC, LOC-State Street Bank,
		2.850%, 10/5/05 (b)(c)	1,375,000
		Total Rhode Island	32,725,000
South Carolina — 2.7%
4,000,000	A-1	Darlington County, SC, IDR, Nucor Corp. Project, Series A,
		2.820%, 10/5/05 (b)(c)	4,000,000
		Piedmont Municipal Power Agency Electric Revenue:
9,835,000	A-1	Series B, MBIA-Insured, LIQ-Credit Suisse First Boston,
		2.740%, 10/5/05 (c)	9,835,000
10,400,000	A-1	Series C, MBIA-Insured, LIQ-Credit Suisse First Boston,
		2.750%, 10/5/05 (c)	10,400,000
2,400,000	A-1+	Series D, MBIA-Insured, SPA-JPMorgan Chase,
		2.750%, 10/5/05 (c)	2,400,000
3,700,000	A-1+	Subseries B-2, AMBAC-Insured, SPA-Dexia Credit Local,
		2.740%, 10/5/05 (c)	3,700,000
56,851,000	MIG1(d)	South Carolina Association of Governmental Organizations COP,
		TAN, 4.000% due 4/14/06	57,267,399
2,445,000	Aa2(d)	South Carolina Educational Facilities, Authority for Private Nonprofit
		Institutions, Presbyterian College Project, LOC-Wachovia Bank,
		2.750%, 10/6/05 (c)	2,445,000
		South Carolina Jobs EDA:
2,000,000	Aa3(d)	Advanced Automation Inc. Project, LOC-LaSalle Bank,
		2.820%, 10/6/05 (b)(c)	2,000,000
6,250,000	VMIG1(d)	Christ Church Episcopal, LOC-Wachovia Bank,
		2.750%, 10/6/05 (c)	6,250,000
8,035,000	Aa2(d)	Greenville Baptist Project, LOC-Wachovia Bank,
		2.750%, 10/6/05 (c)	8,035,000
6,700,000	VMIG1(d)	Health Sciences Medical University, LOC-Wachovia Bank,
		2.750%, 10/6/05 (c)	6,700,000
3,600,000	Aa2(d)	Orders Realty Co. Inc. Project, LOC-Wachovia Bank,
		2.800%, 10/6/05 (b)(c)	3,600,000
16,600,000	VMIG1(d)	South Carolina Port Authority Munitop, Series 1998-2007, PART,
		FSA-Insured, SPA-ABN AMRO, 2.840%, 10/5/05 (b)(c)(e)	16,600,000
		South Carolina Public Services Authority, TECP:
5,000,000	A-1+	2.500% due 10/6/05	5,000,000
17,375,000	A-1+	LIQ-BNP Paribas & Dexia Credit Local, 2.680% due 11/7/05	17,375,000
6,500,000	VMIG1(d)	South Carolina State Public Service Authority MERLOT, Series L,
		PART, MBIA-Insured SPA-Wachovia Bank, 2.770%,10/5/05 (c)	6,500,000
6,710,000	VMIG1(d)	Union, SC, Hospital District Healthcare Revenue, LOC-Wachovia Bank,
		2.750%, 10/6/05 (c)	6,710,000

See Notes to Financial Statements.

30	Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value
South Carolina — 2.7% (continued)
$5,000,000	VMIG1(d)	University of South Carolina, School of Medicine, Education Trust
		Healthcare Facilities, LOC-Wachovia Bank, 2.750%,10/6/05 (c)	$5,000,000
2,700,000	A-1	Williamsburg County, SC, IDR, Peddinghaus Project, LOC-LaSalle Bank,
		2.820%,10/5/05 (b)(c)	2,700,000
		Total South Carolina	176,517,399
Tennessee — 4.0%
9,400,000	VMIG1(d)	Blount County, TN, HEFA Board Revenue, Asbury Centers Inc.
		Project, LOC-Suntrust Bank, 2.750%, 10/5/05 (c)	9,400,000
1,200,000	VMIG1(d)	Blount County, TN, Public Building Authority, Local Government
		Public Improvement, Series A-1G, AMBAC-Insured, LOCs-KBC
		Bank & Landesbank Baden Wuerttemburg, 2.830%, 10/3/05 (c)	1,200,000
		Clarksville, TN, PBA:
12,700,000	VMIG1(d)	LOC-Suntrust Bank, 2.750%, 10/6/05 (c)	12,700,000
		Tennessee Municipal Bond Fund, LOC-Bank of America:
5,200,000	A-1+	2.750%, 10/6/05 (c)	5,200,000
55,000	VMIG1(d)	2.750%, 10/6/05 (c)	55,000
4,400,000	VMIG1(d)	Covington, TN, IDR, Charms Co. Project, LOC-Bank of America,
		2.830%, 10/5/05 (b)(c)	4,400,000
10,000,000	A-1+	Franklin County, TN, HEFA, Board University of the South Project,
		LOC-Suntrust Bank, 2.750%, 10/5/05 (c)	10,000,000
		Jackson, TN, Energy Authority Water Systems Revenue:
2,910,000	VMIG1(d)	FSA-Insured, LIQ-Suntrust Bank, 2.740%, 10/5/05 (c)	2,910,000
5,000,000	VMIG1(d)	XLCA - Insured, LIQ-Suntrust Bank, 2.740%, 10/5/05 (c)	5,000,000
8,100,000	VMIG1(d)	Jefferson County, TN, Health and Education Facilities, Carson
		Newman College, LOC-Suntrust Bank, 2.750%, 10/5/05 (c)	8,100,000
3,920,000	VMIG1(d)	Knox County, TN, IDB, YMCA of East Tennessee Inc. Project,
		LOC-Suntrust Bank, 2.750%, 10/5/05 (c)	3,920,000
12,990,000	NR	Memphis, TN, Center City Financing Corp., MFH, Series 1220, PART,
		Merrill Lynch-Guaranteed, LIQ-FNMA, 2.800%,10/6/05 (c)	12,990,000
8,500,000	A-1+	Memphis, TN, GO, TECP, LIQ-Westdeustche Landesbank,
		2.650% due 11/8/05	8,500,000
10,000,000	A1+	Metropolitan Government Nashville & Davidson Counties,TN:
		GO, Munitops, Series 1999-1, PART, FGIC-Insured, SPA-ABN AMRO,
		2.770%, 10/5/05 (c)(e)	10,000,000
		Health & Educational Facilities Board Revenue:
12,250,000	A-1+	Ascension Health Credit B-1, 2.850% due 8/3/06	12,250,000
12,000,000	VMIG1(d)	Belmont University Project, LOC-Suntrust Bank,
		2.740%, 10/5/05 (c)	12,000,000
6,200,000	A-1+	IDB, Country Music Hall of Fame, LOC-Bank of America,
		2.760%, 10/6/05 (c)	6,200,000
7,100,000	A-1+	Vanderbilt University, Series A-1, 2.730%,10/6/05 (c)	7,100,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report	31

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value
Tennessee — 4.0% (continued)
		Montgomery County, TN, Public Building Authority:
$1,700,000	VMIG1(d)	Loan Pool, LOC-Bank of America, 2.750%, 10/6/05 (c)	$1,700,000
3,895,000	VMIG1(d)	Pooled Financing, Loan Pool, LOC-Bank of America,
		2.750%, 10/6/05 (c)	3,895,000
		Pooled Financing, Tennessee County Loan Pool,
		LOC-Bank of America:
955,000	VMIG1(d)	2.820%, 10/3/05 (c)	955,000
4,240,000	A-1+	2.750%, 10/6/05 (c)	4,240,000
		Sevier County, TN, Public Building Authority, Local Government
		Public Improvement, AMBAC-Insured:
2,300,000	VMIG1(d)	Series IV-H-1, LIQ-JPMorgan Chase, 2.830% due 10/3/05 (f)	2,300,000
1,600,000	VMIG1(d)	Series IV-H-2, SPA-JPMorgan Chase, 2.830%, 10/3/05 (c)	1,600,000
		Sevier County, TN, Public Building Authority,
		Local Government Improvement:
2,915,000	VMIG1(d)	Series A-3, AMBAC-Insured, SPA-KBC Bank, 2.770%, 10/6/05 (c)	2,915,000
3,300,000	VMIG1(d)	Series II-B-1, AMBAC-Insured, LIQ-KBC Bank, 2.770%, 10/6/05 (c)	3,300,000
5,600,000	VMIG1(d)	Series II-C-1, AMBAC-Insured, SPA-KBC Bank, 2.770%, 10/6/05 (c)	5,600,000
3,380,000	VMIG1(d)	Series II-D-2, AMBAC-Insured, SPA-KBC Bank, 2.770%, 10/6/05 (c)	3,380,000
9,595,000	VMIG1(d)	Series II-E-1, AMBAC-Insured, LIQ-KBC Bank, 2.770%, 10/6/05 (c)	9,595,000
3,095,000	VMIG1(d)	Series II-E-6, AMBAC-Insured, LIQ-KBC Bank, 2.770%, 10/6/05 (c)	3,095,000
1,500,000	VMIG1(d)	Series III-A-3, AMBAC-Insured, SPA-Landesbank Hessen,
		2.770%, 10/6/05 (c)	1,500,000
5,435,000	VMIG1(d)	Series III-A-6, AMBAC-Insured, SPA-Landesbank Hessen,
		2.770%, 10/6/05 (c)	5,435,000
4,750,000	VMIG1(d)	Series III-B-2, AMBAC-Insured, SPA-Landesbank Hessen,
		2.770%, 10/6/05 (c)	4,750,000
8,255,000	VMIG1(d)	Series III-D-1, AMBAC-Insured, SPA-Landesbank Hessen,
		2.770%, 10/6/05 (c)	8,255,000
8,400,000	VMIG1(d)	Series III-D-3, AMBAC-Insured, SPA-Landesbank Hessen,
		2.770%, 10/6/05 (c)	8,400,000
5,000,000	VMIG1(d)	Series III-E-2, AMBAC-Insured, SPA-Landesbank Hessen,
		2.770%, 10/6/05 (c)	5,000,000
3,200,000	VMIG1(d)	Series III-G-1, AMBAC-Insured, SPA-Landesbank Hessen,
		2.770%, 10/6/05 (c)	3,200,000
400,000	VMIG1(d)	Series IV-1, FSA-Insured, SPA-JPMorgan Chase,
		2.830%, 10/3/05 (c)	400,000
1,100,000	VMIG1(d)	Series IV-B-3, FSA-Insured, LIQ-JPMorgan Chase,
		2.830%, 10/3/05 (c)	1,100,000
2,985,000	VMIG1(d)	Series IV-E-1, AMBAC-Insured, LIQ-JPMorgan Chase,
		2.830%, 10/3/05 (c)	2,985,000
2,730,000	VMIG1(d)	Series IV-E-4, AMBAC-Insured, SPA-JPMorgan Chase,
		2.830%, 10/3/05 (c)	2,730,000
2,300,000	VMIG1(d)	Series VI-D-4, AMBAC-Insured, SPA-KBC Bank,
		2.830%, 10/3/05 (c)	2,300,000

See Notes to Financial Statements.

32	Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value
Tennessee — 4.0% (continued)
		Sevier County, TN, Public Building Authority, Local Government
		Public Improvement Revenue:
$2,030,000	VMIG1(d)	Series IV-B-7, FSA-Insured, SPA-JPMorgan Chase,
		2.830%, 10/3/05 (c)	$2,030,000
800,000	VMIG1(d)	Series VI-C-5, AMBAC-Insured, SPA-Depfa Bank,
		2.830%, 10/3/05 (c)	800,000
		Shelby County, TN, Health Education & Housing Facilities Board:
8,465,000	A-1	Methodist Healthcare, MSTC, Series 1998-36, Class A, PART,
		MBIA-Insured, 2.810%, 10/5/05 (c)(e)	8,465,000
9,945,000	F-1+(a)	MFH, Kirby Parkway Apartments, FHLMC-COL, LIQ-Bear Stearns,
		2.750%, 10/6/05 (c)	9,945,000
5,700,000	NR	Sullivan County, TN, IDB, Microporous Products, LOC-Wachovia
		Bank, 2.850%, 10/6/05 (b)(c)	5,700,000
		Sumner County, TN, School Cap Outlay Notes:
9,000,000	VMIG1(d)	Series A, LOC-Suntrust Bank, 2.740%, 10/5/05 (c)	9,000,000
3,600,000	VMIG1(d)	Series B, LOC-Suntrust Bank, 2.740%, 10/5/05 (c)	3,600,000
		Total Tennessee	260,095,000
Texas — 19.4%
15,590,000	A-1	Austin, TX Wastewater MSTC, Class A, Series 9009, PART, FSA-
		Insured, LIQ-Bear Stearns, 2.810%, 10/5/05 (c)(e)	15,590,000
12,470,000	A-1	Austin, TX, Utilities Systems Revenue, Series 498, PART, FSA-Insured
		LIQ-Morgan Stanley, 2.780%, 10/6/05 (c)	12,470,000
5,900,000	VMIG1(d)	Austin, TX, Wastewater PART Munitops, Series 2000-10, PART,
		MBIA-Insured, SPA-ABN AMRO, 2.770%, 10/5/05 (c)	5,900,000
9,945,000	VMIG1(d)	Austin, TX, Water and Wastewater Systems, MERLOT, Series LLL,
		PART, MBIA-Insured, SPA-Wachovia Bank, 2.770%, 10/5/05 (c)	9,945,000
13,000,000	VMIG1(d)	Barber Hill, TX, ISD, GO, Munitops, Series 1998-24, PSFG PART,
		SPA-ABN AMRO, 2.770%, 10/5/05 (c)	13,000,000
		Bell County, TX, Health Facilities Development Corp., Scott and
		White Memorial Hospital:
300,000	A-1+	Series 2001-1, MBIA-Insured, SPA-JPMorgan Chase
		2.810%, 10/3/05 (c),	300,000
395,000	A-1+	Series B-1, MBIA-Insured, SPA-JPMorgan Chase,
		2.810%, 10/3/05 (c)	395,000
20,000,000	A-1+	Brazos River, TX, Harbor Navigation District, BASF Corp. Project,
		2.900%, 10/5/05 (b)(c)	20,000,000
7,100,000	A-1+	Brazos, TX, Harbor Industrial Development Corp., BASF Corp.
		Project, 2.850%, 10/5/05 (c)	7,100,000
29,100,000	A-1+	Carroll, TX, ISD, GO PSFG, SPA-Bank of America, 2.760%, 10/6/05 (c)	29,100,000
10,000,000	VMIG1(d)	Comal, TX, ISD, GO, Munitops, Series 1999-9, PSFG PART,
		SPA-ABN AMRO, 2.760%, 10/5/05 (c)(e)	10,000,000
3,400,000	VMIG1(d)	Crawford, TX, IDR, Franklin Industrials, LOC-Suntrust Bank,
		2.800%, 10/5/05 (b)(c)	3,400,000
8,000,000	VMIG1(d)	Dallas, TX, Water & Sewer Munitops, Series 1998-19, PART, FSA-
		Insured, SPA-ABN AMRO, 2.780%, 10/5/05 (c)	8,000,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Funds, Inc. 2005 Semi-Annual Report	33

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value
Texas — 19.4% (continued)
		Dallas, TX, Water & Sewer TECP, Series B, LIQ-Bank of America:
$23,149,000	A-1+	2.500% due 10/7/05	$23,149,000
5,291,000	A-1+	2.700% due 12/6/05	5,291,000
10,000,000	A-1+	2.750% due 12/6/05	10,000,000
		Dallas-Fort Worth, TX, International Airport, PART:
6,900,000	A-1+	MBIA-Insured, LIQ- Societe Generale, 2.830%, 10/5/05 (b)(c)	6,900,000
14,900,000	VMIG1(d)	MERLOT, Series 2000-2, FGIC-Insured, SPA-Wachovia Bank,
		2.820%, 10/5/05 (b)(c)	14,900,000
18,370,000	A-1	Denton, TX ISD GO MSTC, Class A, Series 2001-117, PART, PSFG-
		Insured, LIQ-Bear Stearns, 2.810%, 10/5/05 (c)(e)	18,370,000
6,000,000	A-1+	Duncanville, TX, ISD, GO, MSTC, Series SGA-149, PART, LIQ-Societe
		Generale, 2.810%, 10/5/05 (c)	6,000,000
3,250,000	NR	Fort Bend County, TX, IDR, Aaron Rents Inc., LOC-Wachovia Bank,
		2.900%, 10/6/05 (b)(c)	3,250,000
3,000,000	VMIG1(d)	Fort Bend, TX, ISD, GO, Munitops, Series 1999-6, PART, PSFG-Insured,
		SPA-ABN AMRO, 2.770%, 10/5/05 (c)(e)	3,000,000
9,265,000	VMIG1(d)	Frisco, TX, ISD, GO, Munitops, Series 2003-31, PART, PSFG-Insured,
		SPA-ABN AMRO, 2.780%, 10/5/05 (c)	9,265,000
300,000	A-1+	Grand Prairie, TX, HFA, MFH, Lincoln Property Co.,
		2.830%, 10/5/05 (c)	300,000
		Grand Prairie, TX, ISD, GO:
50,000,000	AAA	PSFG, LIQ-Dexia Credit Local, 2.850% due 8/1/06	50,000,000
19,990,000	VMIG1(d)	Munitops, Series 2000-20, PSFG PART, SPA-ABN AMRO,
		2.770%, 10/5/05 (c)	19,990,000
4,000,000	A-1+	Gulf Coast IDA, Marine Term Revenue, BP Amoco Oil Co.Project,
		2.750% due 6/1/06	4,000,000
5,000,000	AAA	Gulf Coast Waste Disposal Authority, TX, BP Amoco Oil Project,
		2.800% due 1/15/06	5,002,132
4,800,000	A-1	Harris County, TX, Flood District, TECP, LOC-Landesbank Hessen,
		2.750% due 12/7/05	4,800,000
1,500,000	A-1+	Harris County, TX, Health Facilities Development Corp.,
		Special Facilities Revenue, Texas Medical Center Project,
		MBIA-Insured, SPA-JPMorgan Chase, 2.810%, 10/3/05 (c)	1,500,000
		Harris County, TX, Health Facilities Development Corp. Revenue:
7,385,000	A-1+	Texas Childrens Hospital, Series B-1, MBIA-Insured,
		SPA-JPMorgan Chase, 2.840%, 10/3/05 (c)	7,385,000
1,100,000	A-1+	Texas Medical Center Project, Series B, SPA-JPMorgan Chase,
		2.810%, 10/3/05 (c)	1,100,000
26,400,000	A-1+	The Methodist Systems, Series B, 2.810%, 10/3/05 (c)	26,400,000
2,450,000	VMIG1(d)	Young Mens Christian Association, LOC-JPMorgan Chase,	2,450,000
		2.810%, 10/3/05 (c)
4,140,000	A-1+	Harris County, TX, IDR, Precision General Inc. Project, LOC-
		JPMorgan Chase, 2.830%, 10/6/05 (b)(c)	4,140,000
		Harris County, TX, Toll Road, TECP, Senior Lien, Series E,
		LIN-Dexia Credit Local:
11,660,000	A-1	2.450% due 10/4/05	11,660,000
725,000	A-1	2.600% due 10/4/05	725,000

See Notes to Financial Statements.

34	Smith Barney Municipal Money Market Funds, Inc. 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Texas — 19.4% (continued)
$25,000,000	A-1+	Hockley County, TX, Industrial Development Corp., BP Amoco Oil Co. Project, 2.800% due 3/1/06	$25,000,000
6,000,000	A-1+	Hockley County, TX, Industrial Development Corp., PCR, BP Amoco Corp. Project, 2.700% due 11/1/05	6,000,000
15,000,000	VMIG1(d)	Houston, TX, Airport Munitops, Series 1998-15, PART, FGIC-Insured, SPA-ABN AMRO, 2.840%, 10/5/05 (b)(c)	15,000,000
		Houston, TX, Airport Systems PART:
4,690,000	VMIG1(d)	MERLOT, Series B0-4, FSA-Insured, LIQ-Wachovia Bank, 2.820%, 10/5/05 (b)(c)	4,690,000
2,995,000	VMIG1(d)	Series 845-X, FSA-Insured, LIQ-Morgan Stanley, 2.780%, 10/6/05 (c)	2,995,000
		Houston, TX, GO, TECP:
		Series A, LIQ- Dexia Credit Local & Landesbank Hessen:
16,700,000	A-1+	2.650% due 10/24/05	16,700,000
5,500,000	A-1+	2.600% due 11/2/05	5,500,000
3,000,000	A-1+	2.750% due 11/8/05	3,000,000
3,000,000	A-1+	Series B, LIQ- JPMorgan Chase, 2.600% due 11/2/05	3,000,000
		Series D, LIQ-Depfa Bank:
5,000,000	A-1+	2.430% due 10/11/05	5,000,000
10,000,000	A-1+	2.450% due 10/11/05	10,000,000
10,000,000	A-1	2.600% due 11/2/05	10,000,000
10,000,000	A-1+	2.680% due 11/7/05	10,000,000
20,000,000	A-1+	2.700% due 12/1/05	20,000,000
6,300,000	A-1+	Houston, TX, Higher Educational Finance Corp., Rice University TECP, 2.620% due 12/2/05	6,300,000
		Houston, TX, ISD, GO:
1,500,000	VMIG1(d)	Munitops, Series 2000-2011, PSFG PART, SPA-ABN AMRO, 2.830%, 10/5/05 (c)	1,500,000
7,320,000	A-1	PSFG, PART, Series-PA-466, LIQ-Merrill Lynch, 2.790%, 10/6/05 (c)	7,320,000
65,000,000	SP-1+	Houston, TX, TRAN, Series A, 4.000% due 6/30/06	65,646,246
19,400,000	A-1+	Houston, TX, Water and Sewer PART, Series SGA-73, FGIC-Insured, SPA-Societe Generale, 2.810%, 10/5/05 (c)	19,400,000
14,895,000	A-1	Houston, TX, Water and Sewer Systems Revenue, MERLOT, Series A-128, PART, MBIA Insured, LIQ-Wachovia, 2.770%, 10/5/05 (c)	14,895,000
6,300,000	A-1	Jewett, TX, EDC, IDR, Nucor Project, 2.820%, 10/5/05 (b)(c)	6,300,000
48,200,000	A-1+	Katy, TX, ISD, GO, PSFG, SPA-Westdeutsche Landesbank, 2.760%, 10/6/05 (c)	48,200,000
8,000,000	Aa2(d)	Leon County, TX, IDR, BOC Group Inc. Project, LOC-Wachovia Bank, 2.750%, 10/6/05 (c)	8,000,000
10,290,000	VMIG1(d)	Lewisville, TX, ISD, Munitops, PART, PSFG-Insured, SPA-ABN AMRO, 2.780%, 10/5/05 (c)(e)	10,290,000
		Lower Colorado River Authority TECP, Series A, LIQ-JPMorgan Chase:
26,000,000	A-1	2.700% due 10/3/05	26,000,000
10,600,000	A-1	2.550% due 10/6/05	10,600,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report	35

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Texas — 19.4% (continued)
$2,900,000	A-1+	North Central Texas Health Facilities Development Corp. Dallas Methodist Hospital, Series B, MBIA-Insured, SPA-Dexia Credit Local, 2.840%, 10/3/05 (c)	$2,900,000
		North Central Texas Health Facility Development Corp. Methodist Dallas Medical Center, AMBAC-Insured, TECP, SPA-Dexia Credit Local:
10,000,000	A-1+	2.550% due 10/6/05	10,000,000
12,000,000	A-1+	2.620% due 11/4/05	12,000,000
24,000,000	A-1+	2.680% due 12/8/05	24,000,000
9,195,000	VMIG1(d)	North Harris, TX, Montgomery Community College, FGIC-Insured, SPA-Westdeutsche Landesbank, 2.760%, 10/6/05 (c)	9,195,000
17,000,000	VMIG1(d)	North Texas Higher Education Authority, Student Loan AMT, Series B, AMBAC-Insured, LOCs-Bank of America & Dexia Credit Local, 2.830%, 10/5/05 (b)(c)	17,000,000
10,000,000	A-1+	Northern Texas Higher Education Authority Student Loan Revenue, Series A, LOC-Lloyds Bank, 2.830%, 10/5/05 (b)(c)	10,000,000
9,800,000	A-1+	Northside, TX, ISD, GO, School Building, SPA-Depfa Bank, 2.850% due 6/15/06	9,800,000
		Pasadena, TX, ISD, GO:
9,965,000	VMIG1(d)	PSFG, Series A, SPA-Bank of America, 2.760%, 10/6/05 (c)	9,965,000
29,000,000	VMIG1(d)	Series B, FSA-Insured, LIQ-Bank of America, 2.760%, 10/6/05 (c)	29,000,000
10,130,000	A-1	Pflugerville, TX, ISD, GO, Series 565, PSFG PART, LIQ-Morgan Stanley, 2.780%, 10/6/05 (c)	10,130,000
		Plano, TX, Health Facilities Presbyterian Healthcare TECP, SPA-JPMorgan Chase:
5,500,000	A-1+	2.480% due 10/4/05	5,500,000
1,750,000	A-1+	2.550% due 10/4/05	1,750,000
7,715,000	A-1+	Polly Ryon Memorial Hospital Authority, LOC-JPMorgan Chase, 2.780%, 10/6/05 (c)	7,715,000
15,000,000	A-1+	Port Arthur, TX, Navigation District, BASF Corp. Project, Series A, 2.950%, 10/5/05 (b)(c)	15,000,000
11,215,000	A-1+	Round Rock, TX, ISD, GO, MSTC, Series SGA-133, PART, PSFG, LIQ-Societe Generale, 2.810%, 10/5/05 (c)	11,215,000
24,777,000	VMIG1(d)	San Antonio, TX, Electric & Gas Munitop, Series 1998-22, PART, MBIA-Insured, SPA-ABN AMRO, 2.780%, 10/5/05 (c)	24,777,000
		San Antonio, TX, Electric and Gas TECP, Series A, LIN-Bank of America/LIN-State Street Bank:
24,300,000	A-1+	2.450% due 10/11/05	24,300,000
28,700,000	A-1+	2.500% due 10/20/05	28,700,000
21,900,000	A-1+	2.680% due 11/16/05	21,900,000
9,900,000	A-1+	San Antonio, TX, Water Systems, Series A, TECP, LIQ-Bank of America, 2.650% due 11/15/05	9,900,000
13,400,000	A-1+	San Jacinto, TX, College District, AMBAC-Insured,
		SPA-Westdeutsche Landesbank, 2.760%, 10/6/05 (c)	13,400,000
5,150,000	VMIG1(d)	Southeast Texas, HFC, MFH, Oaks of Hitchcock Apartments, LOC-General Electric, 2.800%, 10/6/05 (b)(c)	5,150,000

See Notes to Financial Statements.

36	Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Texas — 19.4% (continued)

$15,700,000	A-1+	Spring Branch, TX, ISD, Ltd. Tax Schoolhouse, PSFG-Insured,
		SPA-Bank of America, 3.000% due 9/8/06 (f)	$15,700,000
4,030,000	Aa1(d)	Sulphur Springs, TX, IDR, CMH Manufacturing, Inc. Project,
		LOC-U.S. Bank, 2.840%, 10/6/05 (b)(c)	4,030,000
15,000,000	A-1+	Texas Municipal Power Agency, TECP, LIQ-Bank of America &
		Bayerische Landesbank, 2.550% due 10/11/05	15,000,000
18,485,000	A-1+	Texas State, Veterans Housing Assistance Fund, Series IIB,
		SPA-Landesbank Hessen, 2.800%, 10/5/05 (b)(c)	18,485,000
14,250,000	A-1+	Texas State Department Housing & Community Affairs, MFH,
		NHP Foundation, FHLMC, 2.780%, 10/5/05 (c)	14,250,000
13,900,000	A-1+	Texas State Department of Housing & Affairs, Single Family Revenue,
		Refunding, Series B, SPA-Depfa Bank, 2.830%, 10/5/05 (b)(c)	13,900,000
		Texas State GO, Veterans Housing Assistance:
2,875,000	A-1+	Land Series A, 2.810%, 10/5/05 (b)(c)	2,875,000
25,000,000	A-1+	Series II C-2, SPA-Depfa Bank, 2.810%, 10/5/05 (b)(c)	25,000,000
10,000,000	A-1+	Series II-B, SPA-Depfa Bank, 2.810%, 10/5/05 (b)(c)	10,000,000
6,655,000	A-1+	Texas Tech University Revenues, TECP, 2.600% due 10/20/05	6,655,000
15,000,000	F-1+(a)	Travis County, TX, Health Facilities Development Corp. Retirement
		Facilities Revenue, Querencia Barton Creek, Series C,
		LOC-LaSalle Bank, 2.790%, 10/6/05 (c)	15,000,000
7,580,000	VMIG1(d)	Travis County, TX, HFC, MFH, Tanglewood Apartments, LOC-FNMA,
		2.760%, 10/5/05 (c)	7,580,000
40,000,000	VMIG1(d)	Tyler, TX, Health Facilities Development Corp. Hospital Revenue,
		Mother Frances Hospital, Series B, LOC-Bank of America,
		2.750%, 10/6/05 (c)	40,000,000
9,500,000	A-1+	University of Texas, 2.550% due 10/17/05, TECP	9,500,000
8,650,000	VMIG1(d)	Wallis, TX, Higher Education Facilities Corp., St. Mark’s Episcopal
		School, LOC-JPMorgan Chase, 2.780%, 10/6/05 (c)	8,650,000
5,245,000	A-1+	West Harris County, TX, Regional Water Authority, Series SGA-148,
		PART, MBIA-Insured, LIQ-Societe Generale, 2.810%, 10/5/05 (c)	5,245,000
		Total Texas	1,261,280,378
Utah — 2.1%
35,400,000	VMIG1(d)	Central Utah Water Conservancy District, Series B, AMBAC-Insured,
		SPA-Landesbank Hessen, 2.750%, 10/5/05 (c)	35,400,000
		Intermountain Power Agency Utilities, TECP:
		Series 2009E, AMBAC-Insured, SPA-JPMorgan Chase:
5,700,000	A-1+	2.670% due 11/4/05	5,700,000
2,500,000	A-1+	2.680% due 11/4/05	2,500,000
		Series B-5, LIQ-JPMorgan Chase:
2,000,000	A-1+	2.500% due 10/6/05	2,000,000
13,000,000	A-1+	2.540% due 10/12/05	13,000,000
19,400,000	A-1+	Murray, UT, IHC Health Services Inc., Series B, 2.760%, 10/6/05 (c)	19,400,000
1,235,000	A-1+	Ogden City, UT, IDR, Infiltrator System Inc. Project, LOC-Wells Fargo
		Bank, 2.850%, 10/5/05 (b)(c)	1,235,000
400,000	A-1+	Salt Lake City, UT, PCR, Refunding, Service Station Holdings Project,
		2.830%, 10/3/05 (c)	400,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report	37

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Utah — 2.1% (continued)
$5,000,000	VMIG1(d)	Salt Lake City, UT, Rowland Hall, St. Mark’s Project, LOC-BNP Paribas,
		2.750%, 10/6/05 (c)	$5,000,000
13,100,000	A-1+	Utah County IHC Health Services Inc., Series B, SPA-Westdeutsche
		Landesbank, 2.780%, 10/6/05 (c)	13,100,000
10,000,000	A-1+	Utah County, Utah Hospital Revenue, IHC Health Services, Inc.,
		Series C, SPA-Westdeutsche Landesbank, 2.750%, 10/6/05 (c)	10,000,000
		Utah State Board of Regents, Student Loan Revenue:
4,300,000	A-1+	Series C, AMBAC-Insured, 2.830%, 10/5/05 (b)(c)	4,300,000
15,000,000	A-1+	Series L, AMBAC-Insured, SPA-Lloyds Bank,
		2.830%, 10/5/05 (b)(c)	15,000,000
7,900,000	A-1+	Series Q, 2.830%, 10/5/05 (b)(c)	7,900,000
2,700,000	A-1+	Weber County, UT, Hospital Revenue, IHC Health Services, Series A,
		SPA-Landesbank Hessen, 2.820%, 10/3/05 (c)	2,700,000
		Total Utah	137,635,000
Virginia — 0.5%
130,000	F-1+(a)	Alexandria, VA, IDA Revenue, Goodwin House, LOC-Wachovia Bank,
		2.800%, 10/3/05 (c)	130,000
200,000	F-1+(a)	Alexandria, VA, IDA, IDR, Global Printing Inc. Project, LOC-Wachovia
		Bank, 2.850%, 10/6/05 (b)(c)	200,000
3,900,000	A-1+	Chesapeake, VA, Hospital Authority Facilities Revenue, Chesapeake
		General Hospital, Series A, LOC-Suntrust Bank, 2.750%, 10/5/05 (c)	3,900,000
3,000,000	A-1+	King George County, VA, Garnet of VA Inc., LOC-JPMorgan Chase,
		2.800%, 10/6/05 (b)(c)	3,000,000
3,500,000	A-1+	Loudoun County, VA, IDA, Howard Hughes Medical, Series A,
		2.820%, 10/3/05 (c)	3,500,000
1,600,000	Aa2(d)	Mecklenburg, VA, IDA, Glaize and Brothers LLC, LOC-Wachovia Bank,
		2.850%, 10/6/05 (b)(c)	1,600,000
6,800,000	VMIG1(d)	Richmond, VA, IDA, Richmond SPCA Project, LOC-Suntrust Bank,
		2.750%, 10/5/05 (c)	6,800,000
2,955,000	NR	Rockbridge County, VA, IDA, Des Champs Project, LOC-Bank of
		America, 2.800%, 10/6/05 (b)(c)	2,955,000
3,065,000	VMIG1(d)	University of Virginia, University Revenue Series, Series 856 PART,
		LIQ-Morgan Stanley, 2.780%, 10/6/05 (c)	3,065,000
4,400,000	VMIG1(d)	Virginia Beach, VA, Development Authority, IMS Gear Project,
		LOC-Wachovia Bank, 2.800%, 10/6/05 (b)(c)	4,400,000
2,400,000	A-1+	Virginia Port Authority, Series SGA-111, PART, MBIA-Insured
		LIQ-Societe Generale, 2.820%, 10/6/05 (c)	2,400,000
2,080,000	Aa2(d)	Virginia Small Business Finance Authority, Ennstone Inc. Project,
		LOC-Wachovia Bank, 2.800%, 10/6/05 (b)(c)	2,080,000
		Total Virginia	34,030,000
Washington — 2.2%
5,075,000	A-1+	Energy Northwest Electric Revenue Project 3, Series D-3-2,
		MBIA-Insured, SPA-Dexia Credit Local, 2.760%, 10/5/05 (c)	5,075,000
2,975,000	A-1+	Everett, WA, IDC, Elizabeth A. Lynn Trust Project, LOC-U.S. Bank,
		2.840%, 10/6/05 (b)(c)	2,975,000

See Notes to Financial Statements.

38	Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

Washington — 2.2% (continued)
$3,200,000	A-1+	Everett, WA, IDC, Kimberly-Clark Corp. Project,
		2.790%, 10/5/06 (b)(c)	$3,200,000
5,680,000	A-1+	King County, WA, Housing Authority, Overlake Project, LOC-Bank of
		America, 2.800%, 10/6/05 (b)(c)	5,680,000
15,000,000	A-1	King County, WA, Sewer Revenue, TECP, Series A, LIQ-Bayerische
		Landesbank, 2.700% due 12/6/05	15,000,000
2,000,000	NR	Longview Fibre Co. Project, LOC-Bank of America,
		2.890%, 10/5/05 (b)(c)	2,000,000
2,130,000	A-1+	Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank,
		2.840%, 10/6/05 (b)(c)	2,130,000
12,500,000	A-1+	Seattle, WA, Seattle Light and Power, Series 1990, TECP,
		LOC-JPMorgan Chase, 2.700% due 12/2/05	12,500,000
5,500,000	A-1+	Washington State Economic Development Finance Authority,
		Solid Waste Disposal Revenue, Waste Management Project,
		Series C, LOC-Bank of America, 2.820%, 10/5/05 (b)(c)	5,500,000
14,265,000	A-1	Washington State GO MSTC, Class A, Series 2001-149, PART,
		LIQ-Bear Stearns, 2.810%, 10/5/05 (c)(e)	14,265,000
9,170,000	A-1+	Washington State Health Care Facilities Authority, Highline
		Medical Center, LOC-Bank of America, 2.750%, 10/6/05 (c)	9,170,000
10,000,000	VMIG1(d)	Washington State HFC, Single Family Program, Series VR-2A,
		GNMA/FNMA/FHLMC-Insured, LIQ-State Street Bank,
		2.830%, 10/6/05 (b)(c)	10,000,000
2,935,000	A-1+	Washington State Public Power Supply System Nuclear Project
		No.1 Revenue, Refunding Series 1A-3, LOC-JP Morgan Chase,
		2.750%, 10/5/05 (c)	2,935,000
14,155,000	VMIG1(d)	Washington State, GO, Munitops, Series 2001-6,MBIA-Insured,
		SPA-ABN AMRO, 2.780%, 10/5/05 (c)	14,155,000
		Washington State, HFA, MFH:
2,600,000	A-1+	Heatherwood Apartments Project, Series A, LOC-U.S. Bank,	2,600,000
		2.790%, 10/3/05 (b)(c)
1,000,000	A-1+	Mill Pointe Apartments Project, Series A, LOC-U.S. Bank,	1,000,000
		2.790%, 10/3/05 (b)(c)
7,805,000	A-1+	Regency Park Apartments Project, Series A, LOC-U.S. Bank,	7,805,000
		2.790%, 10/3/05 (b)(c)
3,550,000	A-1+	Summer Ridge Apartments Project, Series A, LOC-U.S. Bank,	3,550,000
		2.790%, 10/3/05 (b)(c)
		Washington State, HFC, MFH:
5,165,000	VMIG1(d)	Olympic Heights Apartments, LOC-FNMA, 2.740%, 10/6/05 (c)	5,165,000
2,880,000	VMIG1(d)	Valley View Apartments Project, LIQ-FNMA, 2.740%, 10/6/05 (c)	2,880,000
7,500,000	VMIG1(d)	Vintage Mountain Vernon Project, Series A, LIQ-FNMA,
		2.810%, 10/6/05 (b)(c)	7,500,000
		Yakima County, WA, Public Corp.:
4,300,000	P-1(d)	Can-Am Milwork Ltd. Project, LOC-Toronto Dominion,
		2.850%, 10/5/05 (b)(c)	4,300,000
		Total Washington	139,385,000

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report	39

Schedule of Investments (September 30, 2005) (unaudited) (continued)
Face Amount	Rating‡	Security	Value

West Virginia — 0.1%
$1,100,000	A-1+	Marion County, WV, Solid Waste Disposal Facilities,
		Granttown Project, Series D, LOC-Royal Bank of Scotland,
		2.850%, 10/5/05 (b)(c)	$1,100,000
1,730,000	NR	Putnam County, WV, Solid Waste Disposal, FMC Corp.,
		LOC-Wachovia Bank, 2.900%, 10/6/05 (b)(c)	1,730,000
		Total West Virginia	2,830,000
Wisconsin — 2.9%
6,300,000	A-1+	Milwaukee, WI, Revenue Public Museum, LOC-JPMorgan Chase,
		2.780%, 10/5/05 (c)	6,300,000
8,100,000	A-1+	Oneida Tribe of Indians, HFA, LOC-Bank of America,
		2.750%, 10/6/05 (c)	8,100,000
12,850,000	A-1+	University of Wisconsin Hospitals and Clinics Authority Revenue,
		MBIA-Insured, LIQ-U.S. Bank, 2.770%, 10/5/05 (c)	12,850,000
		Wisconsin Center District Tax Revenue:
14,455,000	AAA	MSTC, Series 1999-70, Class A, FSA-Insured, LIQ-Bear Stearns,
		2.810%, 10/5/05 (c)(e)	14,455,000
7,000,000	VMIG1(d)	Series A, LOC-U.S. Bank, 2.770%, 10/5/05 (c)	7,000,000
		Wisconsin HEFA:
12,400,000	VMIG1(d)	Alexian Brothers Healthcare, TECP, LOC-JPMorgan Chase,
		2.500% due 10/4/05	12,400,000
33,400,000	A-1	AMBAC-Insured, SPA-Morgan Stanley, 2.750%, 10/6/05 (c)	33,400,000
		Wisconsin Housing & EDA Home Ownership:
4,585,000	A-1+	Series B, SPA-State Street Bank, 2.810%, 10/5/05 (b)(c)	4,585,000
		Series C:
9,175,000	A-1+	SPA-FHLB, 2.770%, 10/5/05 (c)	9,175,000
10,000,000	A-1+	SPA-Lloyds Bank, 2.810%, 10/5/05 (b)(c)	10,000,000
8,000,000	A-1+	Series E, SPA-FHLB, 2.810%, 10/5/05 (b)(c)	8,000,000
21,120,000	A-1+	Series I, FSA-Insured, SPA-Dexia Credit Local,
		2.830%, 10/5/05 (b)(c)	21,120,000
		Wisconsin State GO, TECP:
17,325,000	A-1+	Series 2002A, 2.650% due 10/18/05	17,325,000
15,000,000	A-1+	Series A, 2.730% due 11/9/05	15,000,000
8,390,000	A-1+	Wisconsin State Transportation Revenue TECP, LIQ-Bayerische
		Landesbank & Westdeutsche Landesbank, 2.700% due 12/6/05	8,390,000
		Total Wisconsin	188,100,000
Wyoming — 0.1%
4,800,000	A-1+	Carbon County, WY, PCR, BP Amoco Project, 2.700% due 11/1/05	4,800,000
		TOTAL SHORT-TERM INVESTMENTS — 101.4%
		(Cost — $6,588,355,177#)	6,588,355,177
		Liabilities in Excess of Other Assets — (1.4)%	(92,464,034)
		TOTAL NET ASSETS — 100.0%	$6,495,891,143

See Notes to Financial Statements.

40	Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report

Schedule of Investments (September 30, 2005) (unaudited) (continued)
‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted. All ratings are unaudited.
(a)	Rating by Fitch Ratings. All ratings are unaudited.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(c)	Variable rate demand obligations have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(d)	Rating by Moody’s Investors Service. All ratings are unaudited.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(f)	Bonds are escrowed to maturity by government securities and/or government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(g)	Pre-Refunded bonds are escrowed with government securities and/or government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
#	Aggregate cost for federal income tax purposes is substantially the same.

See page 43 for definitions of ratings.

Abbreviations used in this schedule:

AMBAC - Ambac Assurance Corporation

BAN - Bond Anticipation Notes

CDA - Community Development Authority

COL - Collateralized

COP - Certificate of Participation

DFA - Development Finance Agency

EDA - Economic Development Authority

EDR - Economic Development Revenue

EFA - Educational Facilities Authority

FGIC - Financial Guaranty Insurance Company

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GAN - Grant Anticipation Notes

GNMA - Government National Mortgage Association

GO - General Obligation

HEFA - Health & Educational Facilities Authority

HFA - Housing Finance Authority

IDA - Industrial Development Authority

IDB - Industrial Development Board

IDC - Industrial Development Corporation

IDR - Industrial Development Revenue

IFA - Industrial Finance Agency

ISD - Independent School District

LIN - Line of Credit

LIQ - Liquidity Facility

LOC - Letter of Credit

MBIA - Municipal Bond Investors Assurance Corporation

MERLOT - Municipal Exempt Receipts Liquidity Optional Receipts

MFH - Multi-Family Housing

MSTC - Municipal Securities Trust Certificates

PART - Partnership Structure

PCR - Pollution Control Revenue

PSFG - Permanent School Fund Guaranty

RAN - Revenue Anticipation Notes

SPA - Standby Bond Purchase Agreement

TAN - Tax Anticipation Notes

TECP - Tax Exempt Commercial Paper

TFA - Transitional Finance Authority

TRAN - Tax and Revenue Anticipation Notes

XLCA - XL Capital Assurance

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report	41

Summary of Investments by Industry*** (unaudited)
General Obligations	18.7%
Hospitals	15.4
Education	13.0
Transportation	8.5
Utilities	7.4
Finance	6.3
Water & Sewer	5.6
Industrial Development	4.6
Housing: Multi-Family	4.3
Other	16.2
100.0%

*** As a percentage of total investments. Please note that Fund holdings are as of September 30, 2005 and are subject to change.

See Notes to Financial Statements.

42	Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Rating “AA” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating “Aa” where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Fitch Rating Service (“Fitch”) — Rating “AA” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG11	—	Moody’s highest rating for issues having a demand feature — VRDO.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG1 rating.
F-1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report	43

Statement of Assets and Liabilities (September 30, 2005) (unaudited)
ASSETS:
Investments, at amortized cost	$6,588,355,177
Receivable for Fund shares sold	103,818,965
Receivable for securities sold	48,134,835
Interest receivable	27,702,469
Prepaid expenses	382,884
Other assets	114,131
Total Assets	6,768,508,461
LIABILITIES:
Payable for Fund shares repurchased	153,420,437
Payable for securities purchased	108,046,289
Distributions payable	7,044,164
Management fee payable	2,388,278
Due to custodian	838,804
Transfer agent fees payable	362,223
Distribution fees payable	183,154
Deferred compensation payable	114,131
Directors’ fees payable	4,416
Accrued expenses	215,422
Total Liabilities	272,617,318
Total Net Assets	$6,495,891,143
NET ASSETS:
Par value (Note 5)	$64,954,937
Paid-in capital in excess of par value	6,430,888,044
Undistributed net investment income	145,417
Accumulated net realized loss on investments	(97,255)
Total Net Assets	$6,495,891,143
Shares Outstanding:
Class A	6,495,493,705
Net Asset Value:
Class A (and redemption price)	$1.00

See Notes to Financial Statements.

44	Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report

Statement of Operations (For the six months ended September 30, 2005) (unaudited)
INVESTMENT INCOME:
Interest	$84,970,793
EXPENSES:
Management fee (Note 2)	14,780,281
Distribution fees (Notes 2 and 3)	3,444,385
Transfer agent fees (Notes 2 and 3)	818,352
Custody fees	164,372
Registration fees	129,438
Shareholder reports (Note 3)	65,230
Legal fees	38,305
Directors’ fees	33,828
Audit and tax	21,250
Miscellaneous expenses	68,008
Total Expenses	19,563,449
Net Investment Income	65,407,344
Net Realized Loss on Investments	(61,751)
Increase in Net Assets From Operations	$65,345,593

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report	45

Statements of Changes in Net Assets
For the six months ended September 30, 2005 (unaudited) and the year ended March 31, 2005
	September 30	March 31
OPERATIONS:
Net investment income	$65,407,344	$63,937,256
Net realized gain (loss)	(61,751)	22,261
Increase in Net Assets From Operations	65,345,593	63,959,517
DISTRIBUTIONS TO SHAREHOLDERS FROM
(NOTES 1 AND 4):
Net investment income	(65,406,364)	(63,937,256)
Net realized gains	—	(122,263)
Decrease in Net Assets From Distributions to Shareholders	(65,406,364)	(64,059,519)
FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	15,697,615,107	29,256,328,735
Reinvestment of distributions	62,017,572	58,790,330
Cost of shares repurchased	(16,343,884,660)	(29,521,958,925)
Decrease in Net Assets From Fund Share Transactions	(584,251,981)	(206,839,860)
Decrease in Net Assets	(584,312,752)	(206,939,862)
NET ASSETS:
Beginning of period	7,080,203,895	7,287,143,757
End of period*	$6,495,891,143	$7,080,203,895
*Includes undistributed net investment income of:	$145,417	$144,437

See Notes to Financial Statements.

46	Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report

Financial Highlights

For a share of capital stock outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares	2005	(1)	2005	2004	2003	2002	2001
Net Asset Value,
Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income (Loss) From Operations:
Net investment income	0.010		0.009	0.005	0.009	0.018	0.035
Net realized gain (loss)	(0.000	)*	0.000 *	0.000 *	—	—	—
Total Income From Operations	0.010		0.009	0.005	0.009	0.018	0.035
Less Distributions From:
Net investment income	(0.010)		(0.009)	(0.005)	(0.009)	(0.018)	(0.035)
Net realized gains	—		(0.000)*	(0.000)*	—	—	—
Total Distributions	(0.010)		(0.009)	(0.005)	(0.009)	(0.018)	(0.035)
Net Asset Value,
End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	0.96%		0.90%	0.48%	0.85%	1.84%	3.54%
Net Assets, End of Period (millions)	$6,496		$7,080	$7,287	$7,813	$8,443	$8,452
Ratios to Average Net Assets:
Gross expenses	0.57	%(3)	0.57%	0.58%	0.60%	0.61%	0.62%
Net expenses(4)	0.57	(3)	0.56 (5)	0.58	0.60	0.61	0.62
Net investment income	1.90	(3)	0.90	0.47	0.84	1.82	3.46

(1)	For the six months ended September 30, 2005 (unaudited).
(2)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns for periods of less than one year are not annualized.

(3)	Annualized.
(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.70%.
(5)	The investment manager has voluntarily waived a portion of its fees.
*	Amount represents less than $0.001.

See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report	47

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Municipal Money Market Fund, Inc. (“Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(c) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(d) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(f) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

48	Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

2. Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.475% on the first $1 billion of the Fund’s average daily net assets; 0.450% on the next $1 billion; 0.425% on the next $3 billion; 0.400% on the next $5 billion and 0.375% of the Fund’s average daily net assets in excess of $10 billion. This fee is calculated daily and paid monthly.

During the six months ended September 30, 2005, the Fund’s Class A shares had a voluntary expense limitation in place of 0.70%. This expense limitation can be terminated at any time by SBFM.

Effective October 1, 2005, the following breakpoints will be applied to the management fee:

Average Daily Net Assets	Annual Rate
First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Next $10 billion	0.350

The Fund has adopted a non-qualified deferred compensation plan (the “Plan”) which allows non-interested directors (“Directors”) to defer the receipt of all or a portion of their fees until a later date specified by the Director. Under the Plan, deferred fees are considered an obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s assets.

As of September 30, 2005, the Fund has accrued $114,131 as deferred compensation payable.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”), acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended September 30, 2005, the Fund paid transfer agent fees of $604,476 to CTB.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

Certain officers and one Director of the Fund are employees of Citigroup or its affiliates and do not receive compensation from the Fund.

Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report	49

Notes to Financial Statements (unaudited) (continued)

3. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A shares calculated at the annual rate of 0.10% of the average daily net assets of that class. For the six months ended September 30, 2005, total Distribution fees, which are accrued daily and paid monthly, were as follows:

Class A
Distribution Fees	$3,444,385

For the six months ended September 30, 2005, total Transfer Agent fees were as follows:

Class A
Transfer Agent Fees	$818,352

For the six months ended September 30, 2005, total Shareholder Reports expenses were as follows:

Class A
Shareholder Reports Expenses	$65,230

4. Distributions to Shareholders by Class

	Six Months Ended September 30, 2005	Year Ended March 31, 2005

Class A
Net Investment Income	$65,406,364	$63,937,235
Net realized gains	—	122,263
Total	$65,406,364	$64,059,498
Class Y*
Net investment income	$—	$21
Total	$—	$21

* As of December 23, 2004, Class Y shares were fully redeemed.

5. Capital Shares

At September 30, 2005, the Fund had ten billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Class A shares can be purchased directly by investors.

50	Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2005	Year Ended March 31, 2005

Class A
Shares sold	15,697,615,107	29,256,328,735
Shares issued on reinvestment	62,017,572	58,790,309
Shares repurchased	(16,343,884,660)	(29,521,955,564)
Net Decrease	(584,251,981)	(206,836,520)
Class Y*
Shares sold	—	21
Shares repurchased	—	(3,361)
Net Decrease	—	(3,340)

* As of December 23, 2004, Class Y shares were fully redeemed.

6. Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in

Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report	51

Notes to Financial Statements (unaudited) (continued)

interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan prepared by Citigroup and submitted for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGM to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

7. Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 6. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the adviser for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, CAM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

*   *   *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things,

52	Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, CAM believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, CAM and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

The Defendents have moved to dismiss the complaint. These motions are pending before the court.

8. Other Matters

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBFM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the 1940 Act, consummation of the transaction will result in the automatic termination of the Fund’s investment management agreement with the Manager. Therefore, the Fund’s Board has approved a new investment management agreement between the Fund and the Manager to become effective upon the closing of the sale to Legg Mason. The new investment management agreement has been presented to the shareholders of the Fund for their approval.

*	*	*

Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report	53

Notes to Financial Statements (unaudited) (continued)

The Fund has received information from CAM concerning SBFM, an investment management company that is part of CAM. The information received from CAM is as follows:

On September 16, 2005, the staff of the Securities and Exchange Commission (the “Commission”) informed SBFM that the staff is considering recommending that the Commission institute administrative proceedings against SBFM for alleged violations of Sections 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection undertaken by the Commission and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM.

Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Fund or SBFM’s ability to perform investment advisory services relating to the Fund.

The Commission staff’s recent notification will not affect the sale by Citigroup of substantially all of CAM’s worldwide business to Legg Mason, which Citigroup continues to expect will occur in the fourth quarter of this year.

54	Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited)

Background

The members of the Board of Smith Barney Municipal Money Market Fund Inc. (the “Fund”), including the Fund’s independent, or non-interested, Board members (the “Independent Board Members”), received information from the Fund’s manager (the “Manager”) to assist them in their consideration of the Fund’s management agreement (the “Management Agreement”). The Board received and considered a variety of information about the Manager and the Fund’s distributor(s), as well as the advisory and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below.

The presentation made to the Board encompassed the Fund and all the funds for which the Board has responsibility. Some funds overseen by the Board have an investment advisory agreement and an administration agreement and some funds have an investment management agreement that encompasses both functions. The discussion below covers both advisory and administrative functions being rendered by the Manager whether a fund has a single agreement in place or both an advisory and administration agreement. The terms “Management Agreement”, “Contractual Management Fee” and “Actual Management Fee” are used in a similar manner to refer to both advisory and administration agreements and their related fees whether a fund has a single agreement or separate agreements in place.

Board Approval of Management Agreement

In approving the Management Agreement, the Fund’s Board, including the Independent Board Members, considered the following factors:

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager under the Management Agreement during the past year. The Board also received a description of the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager about the management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager took into account the Board’s knowledge and familiarity gained as Board members of funds in the Citigroup Asset Management (“CAM”) fund complex, including the scope and quality of the Manager’s investment management and other capabilities and the quality of its administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs. The Board also considered the Manager’s response to recent regulatory compliance issues affecting it and the CAM fund complex. The Board reviewed information received from the Manager

Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report	55

Board Approval of Management Agreement (unaudited) (continued)

regarding the implementation to date of the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-today portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the CAM fund complex. The Board noted that the Manager’s Office of the Chief Investment Officer, composed of the senior officers of the investment teams managing the funds in the CAM complex, participates in reporting to the Board on investment matters. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to CAM and its parent organization, Citigroup Inc.

The Board also considered the Manager’s brokerage policies and practices, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars, the use of a broker affiliated with the Manager and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes and portfolio manager compensation plan.

At the Board’s request following the conclusion of the 2004 contract continuance discussions, the Manager prepared and provided to the Board in connection with the 2005 discussions an analysis of complex-wide management fees, which, among other things, set out a proposed framework of fees based on asset classes. The Board engaged the services of independent consultants to assist it in evaluating the Fund’s fees generally and within the context of the framework.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement were acceptable.

Fund Performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark(s).

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as “tax-exempt money market funds” by Lipper, showed that the Fund’s performance for all of the periods presented was better than the median. Based on their review, the Board concluded that the Fund’s relative investment performance was acceptable.

56	Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited) (continued)

Management Fees and Expense Ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management services provided by the Manager. The Board also reviewed and considered whether any fee waiver and/or expense reimbursement arrangements are currently in place for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”) and whether any fee waivers and reimbursements could be discontinued.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fees and Actual Management Fee and the Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a proposed framework of fees based on asset classes.

Management also discussed with the Board the Fund’s distribution arrangements. The Board was provided with information concerning revenues received by and certain expenses incurred by the Fund’s affiliated distributors and how the amounts received by the distributors are paid.

The information comparing the Fund’s Class A shares’ Contractual and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting 11 retail no-load funds (including the Fund) classified as “tax-exempt money market funds” by Lipper, showed that the Fund’s Contractual and Actual Management Fees were within the range of management fees paid by the other funds in the Expense Group although higher than the median. The Board noted that the Fund’s actual total expense was within the median range. After discussion with the Board, the Manager offered to and will reduce the Contractual Management Fees across all existing asset breakpoints effective October 1, 2005.

Taking all of the above into consideration, the Board determined that the Management Fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement.

Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report	57

Board Approval of Management Agreement (unaudited) (continued)

Manager Profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the CAM fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Manager’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow beyond current levels. However, because of the nature of the Manager’s business, the Board could not reach definitive conclusions as to whether the Manager might realize economies of scale or how great they may be.

The Board noted that the Fund’s asset level exceeded the breakpoints (or would exceed any proposed breakpoints) and, as a result, the Fund and its shareholders realized or would realize the benefit of a lower total expense ratio than if no breakpoints had been in place. The Board also noted that as the Fund’s assets have increased over time, it has realized other economies of scale as certain expenses, such as fees for Board members, auditors and legal fees, become a smaller percentage of overall assets.

The Board noted that Management Fee effective on October 1, 2005 will be 0.45% of the first $1 billion of assets; 0.425% of the next $1 billion of assets; 0.40% of the next $3 billion of assets; 0.375% of the next $5 billion of assets and 0.35% of assets over $10 billion.

Other Benefits to the Manager

The Board considered other benefits received by the Manager and its affiliates as a result of their relationship with the Fund, including soft dollar arrangements, receipt of brokerage commissions and the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

In light of all of the foregoing, the Board approved the Management Agreement to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Board discussed the proposed continuance of the Management Agreement in a private session with their independent legal counsel at which no representatives of the Manager were present.

58	Smith Barney Municipal Money Market Fund, Inc. 2005 Semi-Annual Report

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Smith Barney Municipal Money Market Fund, Inc.

DIRECTORS

Lee Abraham

Jane F. Dasher

Donald R. Foley

R. Jay Gerken, CFA

Chairman

Richard E. Hanson, Jr.

Paul Hardin

Roderick C. Rasmussen

John P. Toolan

OFFICERS

R. Jay Gerken, CFA

President and

Chief Executive Officerr

Andrew B. Shoup

Senior Vice President and

Chief Administrative Officer

Robert J. Brault

Chief Financial Officer

and Treasurer

Julie P. Callahan, CFA

Vice President and

Investment Officer

Joseph P. Deane

Vice President and

Investment Officer

Andrew Beagley

Chief Anti-Money

Laundering Compliance

Officer and Chief

Compliance Officer

OFFICERS (CONTINUED)

Robert I. Frenkel

Secretary and

Chief Legal Officer

INVESTMENT

MANAGER

Smith Barney Fund

Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and

Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island

02940-9699

INDEPENDENT

REGISTERED PUBLIC

ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

Smith Barney Municipal
Money Market Fund, Inc.

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-20 10, (2) on the Fund’s website at www.citigroupam.com. and (3) on the SEC’s website at www.sec.gov

This report is submitted for the general information of the shareholders of Smith Barney Municipal Money Market Fund, Inc. and is not for use with the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.citigroupam.com

©2005 Citigroup Global Markets Inc. Member NASD, SIPC

FD0282 11/05                    05-9294

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED–END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Municipal Money Market Fund, Inc.

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Smith Barney Municipal Money Market Fund, Inc.

Date:	December 8, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Smith Barney Municipal Money Market Fund, Inc.

Date:	December 8, 2005

By:	/s/ Robert J. Brault Robert J. Brault Chief Financial Officer of Smith Barney Municipal Money Market Fund, Inc.

Date:	December 8, 2005